                                                              File Nos. 33-86738
                                                                        811-4092


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]
      Pre-Effective Amendment No. ___                                   [   ]
      Post-Effective Amendment No. 4                                    [ X ]



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 25                                                  [ X ]


      FIRST VARIABLE ANNUITY FUND E
      (Exact Name of Registrant)


      FIRST VARIABLE LIFE INSURANCE COMPANY
      (Name of Depositor)
      2122 York Road
      Oak Brook, IL                                                   60523
      (Address of Depositor's Principal Executive Offices)          (Zip Code)



Depositor's telephone number including area code:                 (630)586-5000



      Name and Address of Agent for Service



      Arnold R. Bergman                               Copies to: Raymond A. O'Hara III, Esq.
      Vice President, General Counsel and Secretary              Blazzard, Grodd & Hasenauer,  P.C.
      First Variable Life Insurance Company                      P.O. Box 5108
      2122 York Road                                             Westport, CT 06881
      Oak Brook, IL  60523                                       (203) 226-7866



It is proposed that this filing will become effective:



      ___ immediately upon filing pursuant to paragraph (b) of Rule 485
       X on May 1, 1998 pursuant to paragraph (b) of Rule 485 60 days ___ after filing pursuant to paragraph (a) (1) of Rule 485
      ___ on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Interests Under Variable Annuity Contracts

                          FIRST VARIABLE ANNUITY FUND E
                              CROSS REFERENCE SHEET
                            (Pursuant to Rule 495(a))

Item No. in
Form N-4                                              Location
--------                                              --------
                                     PART A


Item 1.     Cover Page................................Cover Page

Item 2.     Definitions...............................Definitions

Item 3.     Synopsis or Highlights....................Highlights


Item 4.     Condensed Financial Information...........Accumulation Unit Data;
                                                      Financial Statements


Item 5.     General Description of Registrant,
            Depositors and Portfolio Companies........The Company; The Separate
                                                      Account; Variable
                                                      Investors Series Trust;
                                                      Federated Insurance Series

Item 6.     Deductions................................Charges and Deductions
Item 7.     General Description of Variable
               Annuity Contracts......................The Contracts

Item 8.     Annuity Period............................Annuity Provisions

Item 9.     Death Benefit.............................The Contracts, Annuity
                                                      Provisions

Item 10.    Purchases and Contract Value..............Purchase Payments and
                                                      Contract Value

Item 11.    Redemptions...............................Withdrawals

Item 12.    Taxes.....................................Tax Considerations

Item 13.    Legal Proceedings.........................Legal Proceedings

Item 14.    Table of Contents of Statement of
               Additional Information.................Table of Contents of
                                                      Statement of Additional
                                                      Information

Item No. in
Form N-4                                              Location
--------                                              --------
                                     PART B

Item 15.    Cover Page................................Cover Page

Item 16.    Table of Contents.........................Table of Contents

Item 17     General Information and History...........The Company

Item 18     Services..................................Not Applicable

Item 19.    Purchase of Securities Being Offered......Not Applicable

Item 20.    Underwriters..............................Distributor

Item 21.    Calculation of Performance Data...........Calculation of Performance
                                                      Data

Item 22.    Annuity Payment...........................Annuity Provisions

Item 23.    Financial Statements......................Financial Statements

                                     PART C

Information required to included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

Prospectus                                                    Dated: May 1, 1998


                                 CAPITAL NO LOAD
                           A VARIABLE ANNUITY CONTRACT
                                    FUNDED IN
                          FIRST VARIABLE ANNUITY FUND E
                                       BY
                      FIRST VARIABLE LIFE INSURANCE COMPANY


   MARKETING AND EXECUTIVE OFFICE:                  VARIABLE SERVICE CENTER:
   2122 York Road                                   P.O. Box 1317
   Oak Brook, IL  60523                             Des Moines, IA 50305-1317
   Automated Information Line:  (800) 59-FUNDS      (800)228-1035



This prospectus describes the Capital No Load contract (the "Contract"), an individual flexible payment deferred variable annuity contract issued by First Variable Life Insurance Company (the "Company"). The Contract provides for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contract is designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions")


Purchase Payments for a Contract may be allocated to the Company's segregated investment account called First Variable Annuity Fund E (the "Separate Account") or to the Company's Fixed Account. The Separate Account invests in selected Portfolios of two mutual funds: Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available under a Contract are: VIST Small Cap Growth, VIST World Equity, VIST Growth, VIST Matrix Equity, VIST Growth & Income, VIST Multiple Strategies, VIST High Income Bond, VIST U.S. Government Bond, and Federated Prime Money Fund II (the "Portfolios"). (See "Investment Options.") The Company reserves the right, under certain circumstances, to delay the investment of initial Purchase Payments in VIST Portfolios, but does not currently do so. (See "Application and Issuance of a Contract.")


An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any financial institution, and the Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Contract is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contract is surrendered, the value may be higher or lower than the Purchase Payments.

This prospectus contains information that an investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Account, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on page __ of this Prospectus. For a copy of the Statement of Additional Information, which is available at no cost, write the Company at its Variable Service Center or call the number shown above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE VARIABLE INVESTORS SERIES TRUST AND FEDERATED INSURANCE SERIES. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


DEFINITIONS...................................................................
HIGHLIGHTS....................................................................
FEE TABLE AND EXAMPLES........................................................
ACCUMULATION UNIT DATA........................................................
THE COMPANY...................................................................
THE SEPARATE ACCOUNT..........................................................
INVESTMENT OPTIONS............................................................
  Variable Investors Series Trust.............................................
  Federated Insurance Series..................................................
  Fixed Account Option........................................................
  Transfers Among Investment Options..........................................
   Prior to the annuity Date..................................................
   During the Annuity Period..................................................
   General Requirements.......................................................
   Systematic Transfers - Dollar Cost Averaging...............................
   Asset Rebalancing Program..................................................
   Restrictions on Transfers..................................................
  Telephone Transactions......................................................
  Changes to Investment Options...............................................
CHARGES AND DEDUCTIONS........................................................
  Administrative Charge.......................................................
  Annual Contract Maintenance Charge
   Mortality and Expense Risk Charge..........................................
  Premium Taxes...............................................................
  Purpose of Contract Charges.................................................
  Other Charges and Expenses..................................................
   Fund Expenses..............................................................
   Income Taxes...............................................................
   Special Service Fees.......................................................
   Elimination or Reduction of Charges and Expenses...........................
THE CONTRACT..................................................................
  Application and Issuance of a Contract......................................
   Free Look Right............................................................
   Delayed Investment Allocation Date.........................................
  Purchase Payments...........................................................
   General Requirements.......................................................
   Conversion to Accumulation Units...........................................
   Contract Value.............................................................
   Accumulation Unit Value....................................................
   Reports....................................................................
  Ownership...................................................................
  Annuitant...................................................................
  Assignment..................................................................
  Beneficiary.................................................................
  Change of Beneficiary.......................................................
DEATH BENEFIT PROVISIONS......................................................
  Death of the Annuitant......................................................
  Death of the Owner..........................................................
  Owners Other Than a Single Person...........................................
ANNUITY PROVISIONS............................................................
  Annuity Date and Annuity Option.............................................
  Change in Annuity Date and Annuity Option...................................
  Allocation of Annuity Payments..............................................
  Annuity Options.............................................................
  Frequency and Amount of Annuity Payments....................................
WITHDRAWALS...................................................................
  Partial Withdrawals.........................................................

  Systematic Withdrawals......................................................
  Tax Penalties and Restrictions..............................................
  Texas Optional Retirement Program...........................................
  Suspension of Payments or Transfers.........................................
PERFORMANCE INFORMATION.......................................................
Federated Prime Money Fund II Portfolio.......................................
Other Portfolios..............................................................
TAX CONSIDERATIONS............................................................
  General.....................................................................
  Diversification.............................................................
  Contracts Owned by Other than Natural Persons...............................
  Multiple Contracts..........................................................
  Tax Treatment of Assignments................................................
  Income Tax Withholding......................................................
  Tax Treatment of Withdrawals -- Non-Qualified Contracts.....................
  Qualified Plans.............................................................
  Tax Treatment of Withdrawals -- Qualified Contracts.........................
  Tax-Sheltered Annuities -- Withdrawal Limitations...........................
OTHER MATTERS.................................................................
  Financial Statements........................................................
  Distribution................................................................
  Legal Proceedings...........................................................
  Transfers by the Company....................................................
  Voting Rights...............................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................

                                   DEFINITIONS


ACCOUNT - Fixed Account and/or one or more of the Sub-Accounts of the Separate Account.


ACCUMULATION PERIOD - The period during which Purchase Payments may be made prior to the Annuity Date.

ACCUMULATION UNIT - A unit of measure used to calculate the Contract Value of a Sub-Account of the Separate Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity Payments are based.

ANNUITY DATE - The date on which Annuity Payments begin.

ANNUITY PAYMENTS - The series of payments made to the Annuitant after the Annuity Date under the Annuity Option elected.

ANNUITY PERIOD - The period after the Annuity Date during which Annuity Payments are made.

ANNUITY UNIT - A unit of measure used to calculate Variable Annuity Payments after the Annuity Date.

BENEFICIARY - The person(s) or entity who will receive the death benefit.


BUSINESS DAY - Each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day.


COMPANY - First Variable Life Insurance Company.

CONTRACT ANNIVERSARY - An anniversary of the Issue Date.


CONTRACT VALUE - The sum of the amounts attributable to a Contract that are:
(a) in the Separate Account; and (b) in the Fixed Account.


CONTRACT YEAR - One year from the Issue Date and from each Contract Anniversary.


DISTRIBUTOR - First Variable Capital Services, Inc., 2122 York Road, Oak Brook, IL 60523.



FIXED ACCOUNT - The Fixed Account is the portion of the Contract Value that is part of the Company's general account. The Fixed Account provides guarantees of principal and interest and is not part of the Separate Account.


FIXED ACCOUNT VALUE - The Owner's interest in the Fixed Account during the Accumulation Period.


FIXED ANNUITY - A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.



FUNDS - Variable Investors Series Trust and Federated Insurance Series, each of which is an open-end management investment company in which the Separate Account invests.



INVESTMENT OPTION - The Fixed Account or any of the Sub-Accounts of the Separate Account which can be selected by the Owner of a Contract.


ISSUE DATE - The date on which the first Contract Year begins.


NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) , 408, 408A or 457 of the Internal Revenue Code.

OWNER - The person, persons or entity entitled to all the ownership rights under the Contracts and in whose name the Contracts have been issued.

PORTFOLIO - A segment of a Fund which constitutes a separate and distinct class of shares.

PURCHASE PAYMENT - An amount paid to the Company to provide benefits under the Contracts.


QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) , 408, 408A or 457 of the Internal Revenue Code.


SEPARATE ACCOUNT - A separate investment account of the Company, designated as First Variable Annuity Fund E, into which Purchase Payments or Contract Value may be allocated.

SUB-ACCOUNT - A segment of the Separate Account which invests in a Portfolio of one of the Funds.

VALUATION DATE - The Separate Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT VALUE - The Owner's interest in the Sub-Accounts of the Separate Account.

VARIABLE ANNUITY - A series of payments made during the Annuity Period which vary in amount with the investment experience of each applicable Sub-Account.


VARIABLE SERVICE CENTER - The Company's administrative service center for a Contract is located at 1206 Mulberry Street, Des Moines, IA 50309. The mailing address is P.O. Box 1317, Des Moines, IA 50305-1317.


WITHDRAWAL VALUE - The Withdrawal Value is:

      (1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company; less

      (2)   any applicable taxes not previously deducted; less

      (3)   the Annual Contract Maintenance Charge, if any.


                                   HIGHLIGHTS


Capital No Load is an individual flexible payment variable annuity contract (the "Contract"). The Owner may allocate Purchase Payments among ten Investment Options under a Contract issued by First Variable Life Insurance Company (the "Company"). Nine of these options are Sub-Accounts of First Variable Annuity Fund E (the "Separate Account"), a segregated investment account of the Company. Purchase Payments may also be allocated to the Fixed Account.



Each Sub-Account invests exclusively in shares of a corresponding Portfolio of a selected mutual fund (a "Fund"). The selected Funds are Variable Investors Series Trust ("VIST") and Federated Insurance Series ("Federated"). The Portfolios currently available are: VIST Small Cap Growth, VIST World Equity, VIST Growth, VIST Matrix Equity, VIST Growth & Income, VIST Multiple Strategies, VIST High Income Bond, VIST U.S. Government Bond, and Federated Prime Money Fund II (the "Portfolios"). (See "Investment Options.") Owners bear the investment risk for any amounts allocated to a Sub-Account.


Owners have the right to return a Contract according to the terms of its "free-look" right. The Company reserves the right to delay initial investments of Purchase Payments in the Separate Account in certain instances, but it does not currently do so. (See "Application and Issuance of a Contract.")


The Contract is subject to the following charges and deductions:

Daily Deductions - composed of:



- an administrative charge at an annualized rate of .25% of the average daily net assets in each Sub-Account.



- a mortality and expense risk charge at an annualized rate of 1.25% of the average daily net assets in each Sub-Account.



Annual Deductions - composed of the following:



- a contract maintenance charge of $30 if Contract Value is less than $100,000.



- an enhanced death benefit charge - if an Optional Enhanced Death Benefit is elected, a charge is made each year until the earlier of the Annuity Date or the Owner's 80th birthday of an annualized rate of 0.35% of Contract Value.



Premium Taxes - premium taxes or other taxes payable to a state or other governmental entity will be charged against the Purchase Payments or Contract Values.



For more information about each of these charges and deductions, see the "Charges and Deductions" section of this prospectus.



Fund Expenses - other deductions and expenses are paid out of the assets of the Portfolios of a Fund, which are described in the accompanying prospectuses for the Funds.



A ten percent (10%) federal income tax penalty may be applied to the income portion of any distributions from a Non-Qualified Contract before the Owner reaches age 59 1/2, with certain exceptions. Separate tax withdrawal penalties and restrictions apply to a Qualified Contract. Special restrictions apply to distributions from a 403(b) annuity. (See "Tax Considerations -- Tax Treatment of Withdrawals -- Non Qualified Contracts," "Tax Treatment of Withdrawals -- Qualified Contracts," and "Tax Sheltered Annuities -- Withdrawal Limitations".)



For a further discussion on the taxation of a Contract, See "Tax Considerations" and "Tax Considerations --Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

                             FEE TABLE AND EXAMPLES



The charges and deductions under a Contract are summarized in the following table. This table is designed to help an Owner understand direct and indirect costs for a Contract, but should be read only in conjunction with the detailed descriptions in the "Charges and Deductions" section of this prospectus. The table assumes that the entire Contract Value is invested in the Separate Account, and reflects expenses of the Separate Account as well as the Portfolios. Owners should read the accompanying prospectuses of the Funds carefully for further information concerning the expenses shown for each Portfolio. In addition to the expenses listed below, a charge for premium taxes may be applicable.



    OWNER TRANSACTION EXPENSES
    Withdrawal Charge.......................................... None
    Transfer Fee............................................... None
    Annual Contract Maintenance Charge (see Note 1 below)...... $30 per Contract per year

    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average Variable Account Value)
    Mortality and Expense Risk Charge.......................... 1.25%
    Administrative Charge......................................  .25%
    Total Separate Account Annual
      Expenses..................................................1.50%


FUNDS' ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)


                                             Other Operating
                                Management   Expenses (After   Total Annual
          Portfolio                Fees       Reimbursement)     Expenses
          ---------                ----       --------------     --------
VIST Small Cap Growth              .85%           .50%             1.35%
VIST World Equity                  .70%           .50%             1.20%
VIST Growth                        .70%           .40%             1.10%
VIST Matrix Equity                 .65%           .50%             1.15%
VIST Growth & Income               .75%           .50%             1.25%
VIST Multiple Strategies           .70%           .49%             1.19%
VIST High Income Bond              .70%           .50%             1.20%
VIST U.S. Government Bond          .60%           .25%              .85%
Federated Prime Money Fund II      .55%           .25%              .80%



EXAMPLES



An Owner would pay the following expenses on a $1,000 investment in a Contract, assuming a 5% annual return on assets and allocation of 100% of Contract Value to the Portfolio shown. The expenses shown do not vary if the Contract remains in force at the end of each time period, or is surrendered, or is annuitized.



                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                               ------   -------   -------   --------
VIST Small Cap Growth           $ 30      $ 91      $154      $325
VIST World Equity               $ 28      $ 86      $147      $311
VIST Growth                     $ 27      $ 82      $140      $298
VIST Matrix Equity              $ 28      $ 85      $144      $306
VIST Growth & Income            $ 29      $ 88      $149      $315
VIST Multiple Strategies        $ 28      $ 86      $147      $311
VIST High Income Bond           $ 28      $ 86      $147      $311
VIST U.S. Government Bond       $ 25      $ 75      $129      $275
Prime Money Fund II             $ 24      $ 74      $126      $270

NOTES ON  FEE TABLE AND EXAMPLES



1. No annual contract maintenance charge will be deducted if the Contract Value on a Contract Anniversary is at least $50,000. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value on the Business Day for which the total withdrawal is made is less than $50,000, the full annual contract maintenance charge will be deducted.



2. Prior to May 1, 1997, the Matrix Equity Portfolio was known as the "Tilt Utility Portfolio" and had different investment policies. Prior to April 1, 1994, the Portfolio was known as the "Equity Income Portfolio" and had different investment objectives and policies.



3. First Variable Advisory Services Corp., the investment adviser to VIST, has agreed through April 1, 1999 to reimburse VIST for operating expenses (exclusive of management fees) in excess of .50% of a VIST Portfolio's average net assets (.25% in the case of the VIST U.S. Government Bond Portfolio). Had this investment adviser not reimbursed expenses of the VIST Portfolios, for the year ended December 31, 1997, the VIST annual expenses, as a percentage of the Portfolio's average daily net assets, would have been 1.79% for the VIST Small Cap Growth Portfolio; 1.47% for the VIST World Equity Portfolio; 1.54% for the VIST Matrix Equity Portfolio; 1.60% for the VIST Growth & Income Portfolio; 1.21% for the VIST Multiple Strategies Portfolio; 1.64% for the VIST High Income Bond Portfolio; and 1.73% for the VIST U.S. Government Bond Portfolio. Federated Advisors, the investment adviser for Federated, has voluntarily agreed to waive any portion of its fee and/or reimburse certain operating expenses of Federated in excess of .80% of the Federated Prime Money Fund II Portfolio's average net assets, but can modify or terminate this voluntary agreement at any time at its sole discretion. Had this investment adviser not waived expenses and/or reimbursed expenses of the Federated Prime Money Fund II Portfolio for the year ended December 31, 1997, the annual expenses, as a percentage of the Portfolio's average assets, would have been 1.00%.



4. Premium taxes are not reflected. Premium taxes may apply. See "Charges and Deductions -- Deduction for Premium Taxes".



5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             ACCUMULATION UNIT DATA
                 (for a unit outstanding throughout the period)


The following condensed financial information is derived from the financial statements of the Separate Account (Policy Form 20230). The information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information. The financial statements and report of independent auditors of the Company are also contained in the Statement of Additional Information.

                                         PERIOD ENDED  PERIOD ENDED  PERIOD ENDED
                                           12/31/97      12/31/96      12/31/95
                                           --------      --------      --------
GROWTH  SUB-ACCOUNT (1)
  Beginning of Period                      $  12.57      $  10.14      $  10.00
  End of Period                            $  15.31      $  12.57      $  10.14
  Number of Accum. Units Outstanding        106,746        30,672         6,026

GROWTH & INCOME
  SUB-ACCOUNT
  Beginning of Period (5/31/95)            $  11.75      $  10.63      $  10.00
  End of Period                            $  14.84      $  11.75      $  10.63
  Number of Accum. Units Outstanding        152,210        51,500         2,754
HIGH INCOME BOND SUB-ACCOUNT
  Beginning of Period                      $  11.45      $  10.17      $  10.00
  End of Period                            $  12.80      $  11.45      $  10.17
  Number of Accum. Units Outstanding        114,612        30,956         1,905
MATRIX EQUITY SUB-ACCOUNT (2)
  Beginning of Period                      $  10.94      $  10.62      $  10.00
  End of Period                            $  13.16      $  10.94      $  10.62
  Number of Accum. Units Outstanding         43,263        11,951           918
MULTIPLE STRATEGIES SUB-ACCOUNT
  Beginning of Period                      $  11.84      $  10.15      $  10.00
  End of Period                            $  14.10      $  11.84      $  10.15
  Number of Accum. Units Outstanding         77,185        30,934         5,995
PRIME MONEY FUND II SUB-ACCOUNT (3)
  Beginning of Period                      $  10.39      $  10.06      $  10.00
  End of Period                            $  10.74      $  10.39      $  10.06
  Number of Accum. Units Outstanding         89,012        39,582             0
SMALL CAP GROWTH SUB-ACCOUNT (4)
  Beginning of Period (5/4/95)             $  13.01      $  10.36      $  10.00
  End of Period                            $  12.91      $  13.01      $  10.36
  Number of Accum. Units Outstanding        112,393        25,465         2,212
U.S. GOVERNMENT BOND SUB-ACCOUNT
  Beginning of Period                      $  10.39      $  10.30      $  10.00
  End of Period                            $  11.19      $  10.39      $  10.30
  Number of Accum. Units Outstanding         63,534        43,540         7,532
WORLD EQUITY SUB-ACCOUNT
  Beginning of Period                      $  11.33      $  10.24      $  10.00
  End of Period                            $  12.28      $  11.33      $  10.24
  Number of Accum. Units Outstanding         75,105        37,590         3,989

(1) Prior to May 1, 1997, the Growth Sub-Account was known as the "Common Stock Sub-Account."

(2) Prior to May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies.

(3) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values prior to that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

(4) Prior to May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."

                                   THE COMPANY


First Variable Life Insurance Company (the "Company") is a stock life insurance company which was organized under the laws of the State of Arkansas in 1968. The Company is principally engaged in the business of variable life insurance, variable annuities and fixed annuities. The Company is licensed in 49 states, the District of Columbia and the U.S. Virgin Islands. The Company is a wholly-owned subsidiary of Irish Life of North America, Inc. ("ILoNA") which, in turn, is beneficially owned by Irish Life plc ("Irish Life"). ILoNA also owns Interstate Assurance Company of Des Moines, Iowa and Guarantee Reserve Life Insurance Company of Calumet City, Illinois. Irish Life was formed in 1939 through a consolidation of a number of Irish and British Life offices transacting business in Ireland. In terms of assets, Irish Life controls over 50% of the Irish domestic life insurance market. As Ireland's leading institutional investor, it owns in excess of 10% of the leading Irish publicly traded stocks. Irish Life, through its international subsidiaries, conducts business in Ireland, the United Kingdom, the United States, and France. As of the end of 1997, the Irish Life consolidated group had in excess of $14 billion in assets. ILoNA is a Delaware corporation, incorporated as Carrig International, Inc. in 1986.



The Company has an A- (Excellent) rating from A.M. Best, an independent firm that analyzes insurance carriers. This rating is assigned to companies that have a strong ability to meet obligations to policy holders over a long period of time. The Company also has an AA- rating from Standard and Poor's and an AA rating from Duff & Phelps Credit Rating Co. on claims paying ability. The financial strength of the Company may be relevant with respect to the Company's ability to satisfy its obligations under the Contracts.


The Company may publish in advertisements and reports to Owners, the ratings and other information assigned it by one or more independent rating services. Further, the Company may publish charts and other information concerning dollar cost averaging, tax-deferral and other investment methods.


                              THE SEPARATE ACCOUNT


The Company authorized the establishment of First Variable Annuity fund E (the "Separate Account"), a segregated asset account, pursuant to Arkansas insurance law on December 4, 1979. The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's general account also supports all of the Company's obligations, including those arising under the Contracts. The Separate Account meets the definition of a "separate account" under the federal securities laws.


The Separate Account is divided into Sub-Accounts, with each Sub-Account invested in one Portfolio of a selected Fund. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments and Contract Value allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.


                               INVESTMENT OPTIONS


Owners of a Contract may allocate Purchase Payments and Contract Value to one or more Sub-Accounts of the Separate Account and to the Fixed Account. Each Sub-Account invests exclusively in a Portfolio of a selected Fund. A brief summary of the Funds and the investment objectives of the currently available Portfolios is set forth below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios which are included with this prospectus. The prospectuses for the Funds may describe other portfolios that are not available under a Contract. THERE IS NO ASSURANCE THAT THE AVAILABLE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES. Investors should read this prospectus and the prospectuses for the Funds carefully before investing. To obtain prospectuses for the Funds, write the Company at its Variable Service Center or call the number shown on the cover page.

VARIABLE INVESTORS SERIES TRUST


Variable Investors Series Trust ("VIST") is an open-end management investment company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Effective April 1, 1994, VIST retained First Variable Advisory Services Corp. ("FVAS") to manage its assets. FVAS is a wholly-owned subsidiary of the Company and retains the services of sub-advisers under agreements to manage the assets of the VIST Portfolios. The sub-advisers for the VIST Portfolios currently available under a Contract are: Value Line, Inc. with respect to VIST Growth and Multiple Strategies; Warburg Pincus Asset Management, Inc. with respect to VIST Growth & Income; Federated Investment Counseling with respect to VIST High Income Bond; Pilgrim Baxter & Associates, Ltd. with respect to VIST Small Cap Growth; State Street Bank and Trust Company with respect to VIST Matrix Equity; Strong Capital Management, Inc. with respect to VIST U.S. Government Bond; and Keystone Investment Management Co. with respect to VIST World Equity.



Each Portfolio has a distinct investment objective and policy. The investment objectives of the Portfolios available under a Contract are:



VIST Small Cap Growth. The investment objective of this Portfolio is to seek capital appreciation. The Portfolio will invest, under normal conditions, at least 65% of its total assets in securities of companies with small capitalization (market capitalization or annual revenues under $1 billion at the time of purchase).



VIST World Equity. The investment objective of this Portfolio is to maximize long-term total return by investing primarily in common stocks, and securities convertible into common stocks, traded in securities markets located in countries around the world, including the United States. See "Foreign Investments" under "Policies and Techniques Applicable to all Portfolios" in the VIST prospectus for a discussion of the risks involved in investing in foreign securities.



VIST Growth. The investment objective of this Portfolio is capital growth, which it seeks to achieve through a policy of investing primarily in a diversified portfolio of common stocks and securities convertible into or exchangeable for common stock. The secondary objective is current income, when consistent with its primary objective.



VIST Matrix Equity. The investment objective of this Portfolio is capital appreciation and current income. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio that is selected by the Sub-Adviser on the basis of its proprietary analytical model. Sector weights are normally maintained at a similar level to that of the S&P 500 Index. The Portfolio will invest at least 65% of its total assets in equity securities.



VIST Growth & Income. The investment objectives of this Portfolio are to provide current income and growth of capital. The Portfolio seeks to achieve its objectives by investing in equity securities, fixed income securities and money market instruments. The portion of the Portfolio invested at any given time in each of these asset classes will vary depending on market conditions, and there may be extended periods when the Portfolio is primarily invested in one of them. In addition, the amount of income derived from the Portfolio will fluctuate depending on the composition of the Portfolio's holdings and will tend to be lower when a higher portion of the Portfolio is invested in equity securities. The Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs"). ADRs are issued by domestic banks and evidence ownership of underlying foreign securities.



VIST Multiple Strategies. The investment objective of this Portfolio is to seek as high a level of total return over an extended period of time as is considered consistent with prudent investment risk by investing in equity securities, bonds, and money market instruments in varying proportions.



VIST High Income Bond. The investment objective of this Portfolio is to obtain as high a level of current income as is believed to be consistent with prudent investment management. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objectives by investing primarily in fixed income securities rated lower than A. Many of the high yield securities in which the Portfolio may invest are commonly referred to as "junk bonds." For special risks involved with investing in such securities (including among others, risk of default and illiquidity) see "Investment Objectives and Policies of the Portfolios -- High Income Bond Portfolio" in the VIST prospectus.

VIST U.S. Government Bond. The investment objective of this Portfolio is to seek current income and preservation of capital through investment primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies, authorities, or instrumentalities.


FEDERATED INSURANCE SERIES

Federated Insurance Series ("Federated") is an open-end investment management company that was formed as a series trust to provide funding options for variable life insurance and variable annuity contracts. Pursuant to an investment advisory contract with Federated, investment decisions for Federated are made by Federated Advisers, an affiliate of Federated Investment Counseling.

Prime Money Fund II. The investment objective of this series is to provide current income consistent with the stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. An investment in the Prime Money Fund II is neither insured nor guaranteed by the U.S.
Government.

FIXED ACCOUNT OPTION


This Prospectus is generally intended to describe the Contract and Separate Account. Because of certain exemptive and exclusionary provisions, interest in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account.



The Company guarantees that it will credit interest to Contract Value in the Fixed Account at a minimum rate of 3% per year. Additional amounts of "current" interest may be credited by the Company in its sole discretion. The initial current interest rate will be guaranteed for at least one year. New Purchase Payments and transfers from the Separate Account allocated to the Fixed Account may each receive different current interest rate(s) than the current interest rate(s) credited to Contract Value existing in the Fixed Account. The Company determines current interest rates in advance and credits interest daily to Fixed Account Value.



TRANSFERS AMONG INVESTMENT OPTIONS



An Owner may transfer Contract Value among Investment Options each Contract year without a transfer fee. Transfers may be initiated by either written or telephone request. (See "Telephone Transactions.")



Prior to the Annuity Date. Contract Value to be transferred is subject to the following:



      (1) The minimum amount which may be transferred is the lesser of (a) $1,000; or (b) the Owner's entire interest in the applicable Sub-Account or Fixed Account, if less. A minimum Contract Value of $1,000 must remain in an Investment Option after a transfer.



      (2) All Purchase Payments and transfers allocated to the Fixed Account must remain in the Fixed Account for one year prior to any transfer from the Fixed Account.



      (3) The Company reserves the right at any time and without prior notice to any party including, but not limited to, the circumstances described in the "Suspension of Payments or Transfers" provision, below, to terminate, suspend or modify the transfer privileges described above.



During the Annuity Period. The Owner may make a transfer of Contract Values among the Investment Options without the imposition of any fee or charge. Once each Contract Year, an Owner may transfer Contract Values from one or more Sub-Accounts to the Fixed Account. The Owner may not make a transfer from the Fixed Account to the Separate Account. Amounts transferred from a Sub-Account to the Fixed Account are subject to certain procedures set out in the Contract.



General Requirements. Any transfer direction must clearly specify the amount which is to be transferred and the Investment Options which are to be affected.

Systematic Transfers - Dollar Cost Averaging. The Company permits systematic transfers, such as a dollar cost averaging program, that an Owner may initiate by telephone or by written request to the Company at its Variable Service Center. Through systematic transfers, designated amounts are systematically transferred on the last Business Day of each pre-selected period from a selected Investment Option to other pre-selected Investment Options. The Owner may select from among the following periods, or any other period acceptable to the Company: monthly, quarterly, semi-annually or annually. The dollar cost averaging program permits transfers from the Federated Prime Money Fund II Sub-Account or the Fixed Account to other Sub-Account(s) on a regularly scheduled basis. Through use of systematic transfers, instead of transfers of the total Contract Value at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Systematic transfers may prevent investing too much when the price of shares is high and too little when the price of shares is low. However, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, the purchaser should consider his ability to continue purchases through periods of low price levels. The minimum amount which may be transferred is $100. The Company requires $1,200 of Account Value to be in the Prime Money Fund II Sub-Account or the Fixed Account, as applicable, before a "dollar cost averaging" program may begin. Transfers from the Fixed Account are also subject to the restrictions described above, except that 100% of amounts in the Fixed Account may be systematically transferred prior to the Annuity Date if transfers are made monthly for a one year period. The Company does not currently charge for enrolling in the dollar cost averaging program, but reserves the right to do so. (See "Special Service Fees.")



Asset Rebalancing Program. The Company administers an asset rebalancing program that an Owner may initiate by telephone or by written request to the Company at its Variable Service Center. The asset rebalancing program enables the Owner to indicate to the Company the percentage levels of Contract Value he or she would like to maintain in particular Sub-Accounts. On the last Business Day of each pre-selected period, the Contract Value will be automatically rebalanced to maintain the indicated percentages by transfers among the Investment Options. The Owner may select from among the following periods, or any other period acceptable to the Company: quarterly, semi-annually or annually. All Contract Value allocated to the Separate Account Investment Options must be included in the asset rebalancing program. Asset rebalancing involving transfers from the Fixed Account are subject to the restrictions described above. Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals, may not work in concert with the asset rebalancing program. Therefore, Owners should monitor their use of these programs and other transfers or withdrawals while the asset rebalancing program is being used.



The Company does not currently charge for enrolling in the asset rebalancing program, but reserves the right to do so. (See "Special Service Fees.")



Restrictions on Transfers. Programmed or other frequent requests to transfer Investment Options by, or on behalf of, an Owner may have a detrimental effect on the Fund share values held in the Separate Account. The Company may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an Owner or a group of Owners if it is informed that the purchase or redemption of shares of one or more of the Portfolios is to be restricted because of excessive trading, or if a specific transfer or group of transfers is deemed to have a detrimental effect on AUV or Portfolio share prices.



The Company may also at any time suspend or cancel its acceptance of third party authorizations on behalf of an Owner, or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. The restrictions will not be imposed, however, if the Company is given satisfactory evidence that : (a) the third party has been appointed by the Owner to act on the Owner's behalf for all financial affairs; or (b) the third party has been appointed by a court of competent jurisdiction to act on the Owner's behalf.



TELEPHONE TRANSACTIONS



An Owner may initiate various transactions by telephone. The Variable Service Center (1-800-228-1035) is available for telephone transfers of Contract Value, notification of change of address, change of premium allocations among Investment Options, partial withdrawal requests and systematic withdrawals.



The Company's automated information line (1-800-59-FUNDS) is available for current information on Accumulation Unit Values, current Account Value, and for telephone transfers of Account Value.



If there are joint owners of a Contract, unless the Company is informed to the contrary, instructions will be accepted from either one of the joint owners. Requests for transfers or reallocations by telephone will be automatically permitted.

The Company will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by the Company to be genuine will be the Owner's responsibility, including losses arising from any errors in the communication of instructions. As a result of this, the Owner will bear the risk of loss. If the Company does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to dishonored or fraudulent instructions.



CHANGES TO INVESTMENT OPTIONS



New Sub-Accounts may be established and additional Portfolios or mutual funds may be made available by the Company when, in its sole discretion, it determines that conditions so warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company. Each additional Sub-Account will purchase shares in a Portfolio of a Fund, or in another mutual fund or investment vehicle.



The Company does not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account, or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may limit further purchase of these shares or may substitute shares of another Portfolio, or mutual fund or other investment option for shares already purchased or to be purchased in the future. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose. The Company will send prior notice of any substitution to Contract Owners.



                             CHARGES AND DEDUCTIONS


Various charges and deductions are made from Contract Values and the Separate Account. These are:



ADMINISTRATIVE CHARGE



The Company deducts on each Business Day, both prior to and during the Annuity Period, an administrative charge which is equal to a percentage of the daily net assets in each Sub-Account for this class of Contract. The annual rate for this charge is .25%.



ANNUAL CONTRACT MAINTENANCE CHARGE



The Company deducts an annual contract maintenance charge of $30 from the Contract Value on each Contract Anniversary before the Annuity Date, if the Contract Value on a Contract Anniversary is less than $50,000. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value at the time is less than $50,000, then the annual contract maintenance charge will be deducted. If the Annuity Date is not a Contract Anniversary, a pro rata portion of the Annual Contract Maintenance Charge will be deducted on the Annuity Date. After the Annuity Date, the charge will be collected on a monthly basis and will result in a reduction of each Annuity Payment.



This charge is deducted by subtracting values from the Fixed Account and/or canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Account bears to the total Contract Value.



MORTALITY AND EXPENSE RISK CHARGE



The Company deducts on each Business Day, both prior to and during the Annuity Period, a mortality and expense risk charge which is equal to a percentage of the daily net assets in each Sub-Account for this class of Contract. The annual rate for this charge is 1.25%. The mortality and expense risk charge is guaranteed by the Company and cannot be increased.



PREMIUM TAXES



Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity Payments begin. The Company currently intends to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.



PURPOSE OF CONTRACT CHARGES



The charges under the Contracts are designed to cover, in the aggregate, the Company's direct and indirect costs of selling, administering and providing benefits under the Contracts. They are also designed, in the aggregate, to compensate the Company for the risks it assumes pursuant to the Contracts. These include mortality risks (such as the risk that annuitants or owners may, on average, cause the guaranteed death benefits to be greater than the Company expects, thereby increasing the amount of claims the Company must pay); investment risks (such as the risk that adverse investment performance will make it more costly to provide the guaranteed death benefits under the Contracts or reduce the amount of the Company's asset-based fee revenues below what the Company anticipates); sales risks (such as the risk that the number of Contracts sold and the premiums received (net of withdrawals) are less than the Company expects thereby depriving the Company of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable annuity contracts); and expense risks (such as the risk that the costs of administrative services that the Company must provide will exceed what the Company currently projects).



If, as expected, the charges that the Company collects from the Contracts exceed its total costs in connection with the Contracts, the Company will earn a profit. Otherwise it will incur a loss. The rates of certain of the Company's charges have been set with reference to estimates of the amount of specific types of expenses or risks that the Company will incur. In some cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, the annual contract maintenance charge, and the mortality and expense risk charge. However, the fact that any charge bears the name of a particular expense or risk does not mean that the amount the Company collects from that charge will never be more than the amount of such expense or risk, or that the Company may not also be compensated for such expense or risk out of any other charges the Company is permitted to deduct by the terms of the Contracts.



OTHER CHARGES AND EXPENSES



Fund Expenses. There are other deductions from, and expenses paid out of, the assets of the Portfolios of a Fund which are described in the accompanying prospectuses for the Funds.



Income Taxes. While the Company is not currently reducing Contract Value for federal income taxes of the Separate Account, the Company reserves the right to do so if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a Company reserve for taxes and whether or not it was sufficient.



The Company will deduct any withholding taxes required by applicable law when amounts are distributed from a Contract. (See "Tax Considerations--Income Tax Withholding.")



Special Service Fees. The Company may charge Owners for special services, such as additional reports, systematic withdrawals, dollar cost averaging, the asset rebalancing program and minimum distributions. As of the date of this prospectus, it does not charge for these special services.



Elimination or Reduction of Charges and Expenses. The charges and expenses on a Contract may be reduced or eliminated, in whole or in part, when sales of a Contract are made to individuals or to a group of individuals in a manner that results in savings of sales or administration expenses. Any reduction will be determined by the Company after examination of relevant factors such as:



- the size and type of group to which sales are to be made because the expenses for a larger group are generally less than for a smaller group since large numbers of Contracts may be implemented with fewer contacts;



- the total amount of Purchase Payments to be received because expenses are likely to be less on larger Purchase Payments than on smaller ones;



- any prior or existing relationship with the Company because of the likelihood of implementing the Contract with fewer contacts; and

- other circumstances, of which the Company is not presently aware, which could result in reduced expenses.


Charges may also be eliminated when a Contract is issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the charges be permitted where reductions or elimination will be unfairly discriminatory to any person.


                                  THE CONTRACT

APPLICATION AND ISSUANCE OF A CONTRACT

An application must be completed and submitted to the Company to purchase a Contract, together with the minimum required initial Purchase Payment. (See "Purchase Payments.") A Contract ordinarily will be issued with respect to Owners and Annuitant up to Age 85. Investors in Qualified Contracts for Owners and Annuitants beyond Age 70 1/2 should consult with qualified tax advisers on the impact of minimum distribution requirements under their existing retirement plans. Any required annual minimum distribution amount should be withdrawn from an existing retirement plan before amounts are transferred to purchase a Qualified Contract. (See "Tax Considerations Treatment of Withdrawals--Qualified Contracts.")

The Owner, Annuitant, and Beneficiary of a Contract are initially designated in the application and subject to the Company's underwriting rules. If the application for a Contract is in good order, the Company will apply the Purchase Payment within 2 business days of receipt: (a) to the Separate Account and credit the Contract with Accumulation Units; and/or (b) to the Fixed Account and credit the Contract with dollars. If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the Purchase Payment within 5 business days. The Company will not retain a Purchase Payment for more than 5 business days while processing an incomplete application unless it has been authorized by the purchaser. The Company may decline any application.

Free Look Right. An Owner has the right to review a Contract during an initial inspection period specified in the Contract and , if dissatisfied, to return it to the Company or to the agent through whom it was purchased. When the Contract is returned to the Company during the permitted period, it will be voided as if it had never been in force. The Company will ordinarily refund the Contract Value (which may be greater or less than the Purchase Payments received) on a Contract returned during the permitted period, unless a different amount is required. The "free look" period is at least 10 days, and may be greater depending on state requirements.


Delayed Investment Allocation Date. Initial Purchase Payments are allocated to the Sub-Accounts or to the Fixed Account as selected by the Owner. As of the date of this Prospectus, the Company does not delay investment start dates and will allocate Purchase Payments to the selected Investment Options upon issuance of a Contract. The Company reserves the right, however, to allocate initial Purchase Payments to the Prime Money Fund II Sub-Account for an investment delay period before they will be invested (together with any investment gain) in any other Sub-Account(s) designated by the Owner. If the Company elects to delay such initial investments in Sub-Accounts, the delay would apply where a Contract is issued subject to a requirement that Purchase Payments be refunded upon the exercise of the Free Look Right. Allocation to the Sub-Account(s) designated by the Owner would be made at the end of the "free look" inspection period. The investment delay period would be measured from the date a Contract is issued from the Variable Service Center. It would include up to 5 days to provide time for mail or other delivery of the Contract to the Owner in addition to the applicable "free look" inspection period. Should the Company elect to delay investment start dates, it will so advise prospective investors in a Contract.


PURCHASE PAYMENTS


General Requirements. The Contracts are purchased under a flexible Purchase Payment plan. The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment is $20,000 for Non-Qualified Contracts. The minimum initial Purchase Payment for Qualified Contracts is $2,000. The maximum subsequent Purchase Payment is $1,000,000 and the minimum subsequent Purchase Payment is $500 for Non-Qualified Contracts and $100 for Qualified Contracts. The Company reserves the right to decline any Application or Purchase Payment.



Conversion to Accumulation Units. Purchase Payments allocated to the Sub-Account(s) of the Separate Account are converted into Accumulation Units and credited to a Contract on the basis of Accumulation Unit Value next determined after receipt of a Purchase Payment. Calculations of Accumulation Unit Value for each Sub-Account are made as of the end of each Business Day. This is done by dividing each Purchase Payment allocated to a Sub-Account by the dollar value of an Accumulation Unit of that Sub-Account as of the end of the Business Day. Initial Purchase Payments are converted into Accumulation Units when a Contract is issued.



CONTRACT VALUE



The Contract Value of the Contract on any Business Day is the sum of the Owner's interest in the Sub-Accounts of the Separate Account and in the Fixed Account. The Owner's interest in a Sub-Account is determined by multiplying the number of that Sub-Account's Accumulation Units by the value of an Accumulation Unit for the Sub-Account.



Accumulation Unit Value. AUVs for each Valuation Period fluctuate to reflect the performance of the Sub-Accounts. The AUV for a Sub-Account on any Business Day is priced by the Company as follows:



- The Accumulation Unit Value of the Sub-Account is based on the net asset value per share of the underlying Portfolio.



- Any applicable charge (or credit) for federal and state taxes attributable to the Sub-Account is subtracted (or added).



- The cumulative unpaid Mortality and Expense Risk Charge, and the cumulative unpaid Administrative Charge is subtracted.



- The result is divided by the total number of Accumulation Units held in the Sub-Account, before the purchase or redemption of any Accumulation Units at the end of the current Business Day.



The AUV for one Sub-Account may differ from the AUV of a different Sub-Account and may increase or decrease from Business Day to Business Day.



Reports. The Company will provide the Owner with reports on Contract Value at least annually. Additional reports may be requested by the Owner. The Company reserves the right to impose a charge for the cost of providing any additional reports, but does not currently do so.


OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. Upon the death of the Annuitant, the Beneficiary is the Owner. The Owner may change the Owner at any time prior to the Annuity Date. A change of Owner will automatically revoke any prior designation of Owner. A request for change must be: (1) made in writing; and (2) received by the Company at the Variable Service Center. The change will become effective as of the date the written request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Internal Revenue Code Section 72(u), a deferred annuity contract held by a corporation or entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the Owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

ANNUITANT

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated in the Application, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person.

ASSIGNMENT

The Owner may, at any time during his or her lifetime, assign his or her rights under the Contract. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before receipt of the assignment. If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.




BENEFICIARY

The Beneficiary is named in the forms provided by the Company, unless changed, and is entitled to receive the benefits to be paid at the death of the Owner. Unless the Owner provides otherwise, the Death Benefit will be paid in equal shares or all to the survivor(s) as follows:

      (1) to the primary Beneficiaries who survive the Owner's death; or if there are none,

      (2) to the contingent Beneficiaries who survive the Owner's death; or if there are none,

      (3)   to the estate of the Owner.

CHANGE OF BENEFICIARY

Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change may be made by filing a written request with the Company at its Variable Service Center. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.





                            DEATH BENEFIT PROVISIONS


DEATH OF THE ANNUITANT

Upon the death of the Annuitant prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. However, if the Owner is a non-natural person, then the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated. (See "Death of the Owner," below.) Upon the death of the Annuitant after the Annuity Date, the Death Benefit, if any, will be as specified in the Annuity Option elected.

DEATH OF THE OWNER

Upon the death of the Owner prior to the Annuity Date, the Death Benefit will be paid to the Beneficiary designated by the Owner. The Death Benefit will be the greater of:

      (1)   the Purchase Payments, less any withdrawals; or

      (2)   the Contract Value.

The Death Benefit will be determined and paid as of the Valuation Period next following the date of receipt by the Company of both due proof of death and an election for the payment method. The Beneficiary can elect to have a single lump sum payment or choose one of the Annuity Options. If a single sum payment is requested, the proceeds will be paid within seven (7) days of receipt of proof of death and the election. Payment under an Annuity Option may only be elected during the sixty-day period beginning with the date of receipt of proof of death or a single sum payment will be made to the Beneficiary at the end of the sixty-day period.

The entire Death Benefit must be paid within five (5) years of the date of death unless:

      (1) the Beneficiary elects to have the Death Benefit payable under an Annuity Option over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one year of the date of death; or

      (2) if the Beneficiary is the spouse of the Owner, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

OWNERS OTHER THAN A SINGLE PERSON


If there are Joint Owners, any reference to the death of the Owner shall mean the first death of an Owner. The Contract can be held by Joint Owners. Any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving spouse will be the primary Beneficiary. Any other Beneficiary designated in the Application or as subsequently changed will be treated as a contingent Beneficiary unless otherwise indicated in writing to the Company.


                               ANNUITY PROVISIONS


ANNUITY DATE AND ANNUITY OPTION

The Owner selects an Annuity Date and Annuity Option at the time of application. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday. If no Annuity Option is elected, Option B with a 120 month guarantee will automatically be applied.

CHANGE IN ANNUITY DATE AND ANNUITY OPTION

Prior to the Annuity Date, the Owner may change the Annuity Date. Any changes must be in writing and must be requested at least seven (7) days prior to the new Annuity Date. The Annuity Date must always be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than the Annuitant's 85th birthday.

The Owner may, upon written notice to the Company, at any time prior to the Annuity Date, change the Annuity Option. Any change must be requested at least seven (7) days prior to the Annuity Date.

ALLOCATION OF ANNUITY PAYMENTS


If all of the Contract Value on the seventh calendar day before the Annuity Date is allocated to the Fixed Account, the Annuity will be paid as a Fixed Annuity. If all of the Contract Value on that date is allocated to the Separate Account, the Annuity will be paid as a Variable Annuity. If the Contract Value on that date is allocated to both the Fixed Account and the Separate Account, the Annuity will be paid as a combination of a Fixed Annuity and a Variable Annuity to reflect the allocation between the Accounts.


ANNUITY OPTIONS

The actual dollar amount of Variable Annuity Payments is dependent upon (i) the Contract Value on the Annuity Date, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Account selected.


The annuity tables contained in the Contract for Variable Annuity Payments are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4% , Variable Annuity payments will increase. Conversely, if the actual rate is less than 4%, Variable Annuity Payments will decrease. If a higher assumed investment rate was used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for Variable Annuity Payments to increase.


Variable Annuity Payments will reflect the investment performance of the Separate Account in accordance with the allocation of the Contract Value to the Sub-Account on the Annuity Date. Thereafter, allocations may not be changed except as provided in "Investment Options -- Transfers Among Investment Options
- - During the Annuity Period." The total dollar amount of each Annuity Payment is the sum of the Variable Annuity Payment and the Fixed Annuity Payment reduced by the applicable portion of the annual contract maintenance charge.


The amount payable under the Contract may be made under one of the following options or any other option acceptable to the Company:

Option A. Life Annuity. An annuity payable monthly during the lifetime of the Annuitant. Payments cease at the death of the Annuitant.

Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months. An annuity payable monthly during the lifetime of the Annuitant and in any event for sixty (60), one hundred twenty (120), one hundred eighty (180) or two hundred forty (240) months certain as selected.

Option C. Joint and Survivor Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person. At the death of either Payee, Annuity Payments will continue to be made to the survivor Payee. The survivor's Annuity Payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable during the joint lifetime, as chosen.

Option D. Joint and Contingent Annuity. An annuity payable monthly during the lifetime of the Annuitant and continuing during the lifetime of a designated second person after the Annuitant's death. The second person's annuity payments will be equal to 100%, 75%, 662/3% or 50% of the amount payable, as chosen.

Option E. Fixed Payments for a Period Certain. An annuity payable monthly for a fixed amount for any specified period (at least five (5) years but not exceeding thirty (30) years), as chosen.

Annuity Options A, B, C & D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Annuity Option E is available on a Fixed Annuity basis only.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity Payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Option is less than $5,000, the Company has the right to pay the amount in one single lump sum in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity Payment or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.



                                   WITHDRAWALS


Before the Annuity Date, the Owner may make a written request to the Company at its Variable Service Center to surrender the Contract or may request a partial withdrawal of Withdrawal Value by written or telephone request. (See "Telephone Transactions".) Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the Fixed Account Value in the ratio that the Sub-Account Value and/or the Fixed Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above-mentioned method of cancellation is desired. The Company will pay the amount of any withdrawal within 7 days of receipt of a request in good order, unless the "Suspension of Payments or Transfers" provision is in effect. The Withdrawal Value is the Contract Value for the Valuation Period next following the Valuation Period during which a written request for withdrawal is received at the Company reduced by the sum of:


-     any applicable Annual Contract Maintenance Charge; and

-     any applicable taxes not previously deducted.

PARTIAL WITHDRAWALS

Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or Fixed Account. The remaining value in each Sub-Account or the Fixed Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

SYSTEMATIC WITHDRAWALS


Subject to any conditions and fees the Company may impose, an Owner may elect to take partial withdrawals under a systematic withdrawal program by either written or telephone request. (See "Telephone Transactions.") The Company does not currently impose a fee for systematic withdrawals. Amounts withdrawn under the program will be subject to a Withdrawal Charge to the extent that total amounts withdrawn during a Contract Year exceed the Free Withdrawal Amount. (See "Withdrawal Charge--Free Withdrawal Amount.")





Under the program, systematic withdrawals are made on the same day (or next Business Day) of each month or quarter. Systematic withdrawals are transferred automatically to an Owner's bank account, provided the account is maintained at a bank that is a member of the Automated Clearing House (ACH). Systematic withdrawals are not allowed simultaneously with the dollar cost averaging program. (See "Systematic Transfers--Dollar Cost Averaging.") Owners less than 59-1/2 who participate in this program may be subject to a 10% penalty tax surcharge. (See "Tax Considerations -- Withdrawals from Non-Qualified Contracts" and "Tax Considerations -- Withdrawals from Qualified Contracts.")


The Company reserves the right to modify, suspend or eliminate the program at any time.



TAX PENALTIES AND RESTRICTIONS



Certain tax withdrawal penalties and restrictions may apply to withdrawals from a Contract. The withdrawal penalties and restrictions differ between a Non-Qualified Contract and a Qualified Contract. (See "Tax Considerations.") Special restrictions apply to a Qualified Contract issued as a 403(b) annuity. (See "Tax Considerations--Withdrawal Limitations on 403(b) Annuities.")


Owners should consult their own tax counsel or other tax adviser before requesting any withdrawals.

TEXAS OPTIONAL RETIREMENT PROGRAM.

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:
a) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request; b) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70-1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments for withdrawals or transfers for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings)

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

      (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.



                             PERFORMANCE INFORMATION


FEDERATED PRIME MONEY FUND II PORTFOLIO



From time to time, the Federated Prime Money Fund II Sub-Account of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Federated Prime Money Fund II Sub-Account refers to the income generated by Contract Values in the Federated Prime Money Fund II Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Federated Prime Money Fund II Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charge.


OTHER PORTFOLIOS


From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charges under the Contracts



Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable annual contract maintenance charges, as well as any asset-based charges.



The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable annual contract maintenance charge as well as any asset-based charges.


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Stock Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Atlanta and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.



                               TAX CONSIDERATIONS



GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the Investment Advisor for the Trust, and that Prime Money Fund II will be managed by its investment adviser to comply with the diversification requirements set forth in Section 817(h) of the Code and Treas. Reg. 1.817-5 promulgated thereunder.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract.

At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS


Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person or to Contracts held by a tax-qualified retirement plan described in Sections 401,403(a), 403(b), 408, 408A or 457 of the Code. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
(a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includable in gross income (i.e. return of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59-1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

H.R. 10 Plans. Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities. Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Sheltered Annuities.") Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Traditional IRAs and Roth IRAs. Eligible individuals may maintain: (a) an individual retirement account or individual retirement annuity under section 408 of the Code ("Traditional IRA"); and (b) for tax years starting after 1997, a non-tax deductible individual retirement account or individual retirement annuity under section 408A of the Code ("Roth IRA"). Under applicable limitations, amounts may be contributed to a Traditional IRA which will be deductible from the individual's gross income. The amounts permitted to be contributed to a Traditional IRA may be reduced if an individual also contributes to a Roth IRA.


Traditional IRAs and Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into a Traditional IRA. Rollovers may also be made to a Roth IRA, but only from a Traditional IRA or from another Roth IRA. Rollovers from a Traditional IRA to a Roth IRA are subject to immediate federal income taxation, but may qualify for special four year income recognition rules if the transaction occurs in 1998.



Additional informational disclosure will be given by the Company for sales of Contracts intended to be used with either a Traditional IRA or a Roth IRA, as required by the Code. Purchasers of a Contracts intended to be qualified as either a Traditional IRA or a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Section 457 Plans. Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includable in the employee's gross income until distributed from the Plan.


TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS



In the case of a withdrawal under a Qualified Contract (other than a "qualified distribution" from a Roth IRA), a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. A "qualified distribution" from a Roth IRA is generally not subject to federal income taxation, but can only be made after the assets have been in the Roth IRA for 5 years and the Owner: (a) reaches age 591/2; (b) dies or is disabled (as defined in section 72(m)(7) of the Code); or (c) takes a qualified first-time homebuyer distribution (as defined in section 72(t)(8) of the Code). Special tax rules may be available for certain other distributions from a Qualified Contract.



The taxable portion of any distribution from a qualified retirement plan may be subject to a 10% penalty tax under section 72(t) of the Code. This penalty tax could apply to withdrawals from a Contract issued and qualified under Code sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), 408 (Traditional IRAs) or 408A (Roth IRAs - "nonqualified distributions" only). It is not imposed on: (a) qualified rollovers or permitted direct transfers to a Traditional IRA, a Roth IRA, or to another eligible qualified plan; (b) distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 591/2; (c) distributions following the death or disability (as defined in section 72(m)(7) of the Code) of the Owner or Annuitant (as applicable); (d) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary (Qualified Plans other than Traditional IRAs and Roth IRAs require the employee to be separated from service for this exception to apply); (e) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made to the Owner or Annuitant (as applicable) for payment of medical expenses which exceed 7.5% of adjusted gross income; (g) distributions made to an alternate payee pursuant to a qualified domestic relations order; (h) distributions from a Traditional IRA or from a Roth IRA for payment of health insurance premiums while unemployed if certain conditions are met; (i) amounts paid from a Traditional IRA and Roth IRA for qualified higher education expenses (as defined in section 72(t)(7) of the Code); and (j) amounts paid from a Traditional IRA or Roth IRA as a qualified first-time homebuyer distribution (as defined in section 72(t)(8) of the Code). The exceptions stated in (e) and (g) above do not apply to a Traditional IRA or to a Roth IRA.



Generally, distributions from a qualified plan (other than a Roth IRA) are required to start no later than April 1 of the calendar year, following the year in which the employee attains age 701/2 or retires, whichever is later. These required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If any required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.


TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59-1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfer between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                                  OTHER MATTERS

FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.


DISTRIBUTION



First Variable Capital Services, Inc. ("FVCS"), 2122 York Road, Oak Brook, IL 60523, acts as the distributor of the Contracts. FVCS is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis through FVCS and approved broker-dealers who are members of the National Association of Securities Dealers, Inc.



The Company and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered-representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker dealer may vary with the sales agreement, but are not expected to exceed 1.2% of Purchase Payments and a trail commission each year in the amount of 1% of Contract Value beginning in the 13th month after the Issue Date. Broker-dealers may also receive expense allowances, wholesaler fees, bonuses and training fees.


LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.

TRANSFERS BY THE COMPANY



The Company may, subject to applicable regulatory approvals and various state statutes, transfer its obligations under the Contracts to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.


VOTING RIGHTS


In accordance with its view of present applicable law, the Company will vote the shares of VIST and Federated that are in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither VIST nor Federated holds regular meetings of shareholders.



The Funds' shares are used as the investment vehicle for separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies. The use of Funds' shares as investments for both variable annuity contracts and variable life insurance policies is referred to as "mixed funding." The use of Funds' shares as investments by separate accounts of unaffiliated life insurance companies is referred to as "shared funding."



The Funds intend to engage in mixed funding and/or shared funding. Although the Funds do not currently foresee any disadvantage to Contract owners due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees of the Funds will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflict and take appropriate action in response to any material conflicts which occur.



The number of shares which an Owner has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting of a Fund. Each Owner having a voting interest will receive proxy material, reports, and other materials relating to the appropriate Portfolio.



          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


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Company.............................................................
Independent Auditors................................................

Legal Counsel.......................................................


Distributor.........................................................


Yield Calculation for Federated Prime Money Fund II Sub-Account.....

Performance Information.............................................
Annuity Provisions..................................................
  Variable Annuity..................................................
  Fixed Annuity.....................................................
  Annuity Unit......................................................
  Mortality and Expense Guarantee...................................
Financial Statements................................................

                                    PART B

                       STATEMENT OF ADDITIONAL INFORMATION








                                 CAPITAL NO LOAD
                      INDIVIDUAL FLEXIBLE PAYMENT DEFERRED
                      VARIABLE AND FIXED ANNUITY CONTRACTS
                                    issued by

                          FIRST VARIABLE ANNUITY FUND E
                                       and
                      FIRST VARIABLE LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998 FOR THE INDIVIDUAL FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT 2122 YORK ROAD, OAK BROOK, IL 60523, (800) 228-1035.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1998.


                                TABLE OF CONTENTS

                                                                          Page

Company.................................................................

Independent Auditors....................................................


Legal Counsel...........................................................


Distributor.............................................................


Yield Calculation For Federated Prime Money Fund II Sub-Account.........


Performance Information.................................................

Annuity Provisions......................................................
  Variable Annuity......................................................
  Fixed Annuity.........................................................
  Annuity Unit..........................................................
  Mortality and Expense Guarantee.......................................
Financial Statements....................................................

                                     COMPANY

Information regarding the Company and its ownership is contained in the Prospectus.

                              INDEPENDENT AUDITORS


The consolidated financial statements of First Variable Life Insurance Company at December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and the financial statements of First Variable Life Insurance Company -- First Variable Annuity Fund E at December 31, 1997 and 1996 and for each of the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                  LEGAL COUNSEL

Legal matters in connection with the Contracts have been reviewed by the Company's Legal Department. Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has advised the Company on certain matters relating to the federal securities and tax laws.

                                   DISTRIBUTOR

First Variable Capital Services, Inc. ("FVCS") acts as the distributor. FVCS is a wholly-owned subsidiary of the Company. The offering is on a continuous basis.


         YIELD CALCULATION FOR FEDERATED PRIME MONEY FUND II SUB-ACCOUNT


The Federated Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date calculation. For the seven calendar days ended December 31, 1997, the annualized yield for the Federated Prime Money Fund II Sub-Account was 3.89% and the effective yield was 3.96%.



The current yield of the Federated Prime Money Fund II Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).



The Federated Prime Money Fund II Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Federated Prime Money Fund II Sub-Account assets.


Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.


The yields quoted should not be considered a representation of the yield of the Federated Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Federated Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Federated Prime Money Fund II Sub-Account's expenses during the period.



Yield information may be useful in reviewing the performance of the Federated Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Federated Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deductions of a 1.25% Mortality and Expense Risk Charge, a .25% Administrative Charge, the investment advisory fee for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of time periods described. The formula used in these calculations is:

                              [ P (1+T) n] = ERV

      P     =     a hypothetical initial payment of $1,000
      T     =     average annual total return
      n     =     number of years
      ERV   =     ending redeemable value at the end of n years (or fractional portion thereof) of the hypothetical initial $1,000 payment.

The annualized total returns as of December 31, 1997 and for one year and the life of the Portfolio in each Sub-Account are listed below:


                                                 One        Life of
                                                 Year       Portfolio
                                                 ----       ---------
VIST Small Cap Growth (inception 11/1/95)       (0.82)%      12.45%
VIST World Equity (inception 11/1/95)             8.31%       9.89%
VIST Growth (inception 11/1/95)                  21.74%      21.64%
VIST Matrix Equity (inception 11/1/95)           20.20%      13.44%
VIST Growth & Income (inception 11/1/95)         26.25%      19.90%
VIST Multiple Strategies (inception 11/1/95)     19.11%      17.13%
VIST High Income Bond (inception 11/1/95)        11.81%      12.02%
VIST U.S. Government Bond (inception 11/1/95)     7.70%       3.29%
Federated Prime Money Fund II                     3.33%       3.29%



The Company may also advertise non-standardized performance information which does not include all charges.



In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Federated Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                                  (       6 )
                                  ((a-b  )  )
                        YIELD = 2 ((---+1)-1)
                                  ((cd   )  )


    Where:

            a  =  Net investment income earned during the period by the
                  Portfolio attributable to shares owned by the Sub-Account.

            b  =  Expenses accrued for the period (net of reimbursements).

            c  =  The average daily number of Accumulation Units outstanding during the period.

            d  =  The maximum offering price per Accumulation Unit on the last day of the period.


The US Government Bond Sub-Account of the Separate Account yield for the period ended December 31, 1997 was 6.45%.



The High Income Bond Sub-Account of the Separate Account yield for the period ended December 31, 1997 was 7.42%.


Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.


                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount: and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account. At the Annuity Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

      (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

      (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Annual Contract Maintenance Charge.

FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Fixed Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.


ANNUITY UNIT

The value of an Annuity Unit for each Sub-Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) and multiplying the result by a factor which neutralizes the assumed investment rate of 4% contained in the Annuity Tables where:

      1.    is the net result of:

            a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus

            b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account;

      2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge.


      3. is the number of Annuity Units outstanding at the end of the Valuation Period.


The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS


The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS




      FIRST VARIABLE LIFE INSURANCE COMPANY--FIRST VARIABLE ANNUITY FUND E





                          Year ended December 31, 1997

                         Report of Independent Auditors


To the Board of Directors of First Variable Life Insurance Company and Contract
  Owners of First Variable Annuity Fund E


We have audited the accompanying statement of assets, liabilities and contract owners' equity of First Variable Life Insurance Company--First Variable Annuity Fund E as of December 31, 1997, and the related statement of operations for the year then ended, and the statements of changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 1997 by correspondence with Variable Investors Series Trust and Federated Investors. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Variable Life Insurance Company--First Variable Annuity Fund E at December 31, 1997, the results of its operations for the year then ended, and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/Ernst & Young LLP

Boston, Massachusetts
January 30, 1998

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

          Statement of Assets, Liabilities and Contract Owners' Equity

                                December 31, 1997

                                                                               HIGH
                                                   FEDERATED                  INCOME      MULTIPLE       MATRIX
                                                  PRIME MONEY    GROWTH        BOND      STRATEGIES      EQUITY
                                        TOTAL       FUND II     DIVISION     DIVISION     DIVISION      DIVISION
                                     -----------------------------------------------------------------------------
ASSETS
Investments in Variable
   Investors Series Trust, at value
   (cost $157,495,300)               $160,779,198               $32,327,329  $16,447,907  $31,246,423  $13,234,079
Investments in Federated Prime
   Money Fund II, at value (cost
   $9,770,610)                          9,770,610   $9,770,610
Receivable from First Variable
   Life Insurance Company                 249,590                     7,993        9,466                     2,665
                                     -----------------------------------------------------------------------------
Total                                $170,799,398   $9,770,610  $32,335,322  $16,457,373  $31,246,423  $13,236,744
                                     =============================================================================

LIABILITIES
Payable to First Variable Life
   Insurance Company                 $    478,193   $  433,783                            $     5,947


CONTRACT OWNERS' EQUITY
   Annuity contracts in payment
     period                               225,801      208,420  $    17,381
   Variable annuity contract
     owners' equity                   170,095,404    9,128,407   32,317,941  $16,457,373   31,240,476  $13,236,744
                                     -----------------------------------------------------------------------------
Total contract owners' equity         170,321,205    9,336,827   32,335,322   16,457,373   31,240,476   13,236,744
                                     -----------------------------------------------------------------------------
Total liabilities and contract
   owners' equity                    $170,799,398   $9,770,610  $32,335,322  $16,457,373  $31,246,423  $13,236,744
                                     =============================================================================

                                        U.S.
                                     GOVERNMENT      WORLD      GROWTH &    SMALL CAP
                                        BOND        EQUITY       INCOME      GROWTH
                                      DIVISION     DIVISION     DIVISION    DIVISION
                                    ----------------------------------------------------

ASSETS
Investments in Variable
   Investors Series Trust, at value
   (cost $157,495,300)                $7,664,271  $22,731,833  $19,997,892  $17,129,464
Investments in Federated Prime
   Money Fund II, at value (cost
   $9,770,610)
Receivable from First Variable
   Life Insurance Company                104,296       33,359                    91,811
                                      -------------------------------------------------
Total                                 $7,768,567  $22,765,192  $19,997,892  $17,221,275
                                      =================================================
LIABILITIES
Payable to First Variable Life
   Insurance Company                                           $    38,463

CONTRACT OWNERS' EQUITY
   Annuity contracts in payment
     period
   Variable annuity contract
     owners' equity                   $7,768,567  $22,765,192   19,959,429  $17,221,275
                                      -------------------------------------------------
Total contract owners' equity          7,768,567   22,765,192   19,959,429   17,221,275
                                      -------------------------------------------------
Total liabilities and contract
   owners' equity                     $7,768,567  $22,765,192  $19,997,892  $17,221,275
                                      =================================================


See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

                           Statement of Operations

                         Year ended December 31, 1997

                                                                               HIGH
                                                   FEDERATED                  INCOME      MULTIPLE       MATRIX
                                                  PRIME MONEY    GROWTH        BOND      STRATEGIES      EQUITY
                                        TOTAL       FUND II     DIVISION     DIVISION     DIVISION      DIVISION
                                     -----------------------------------------------------------------------------

Investment income:
   Dividends                         $ 16,128,261   $  549,817  $ 2,681,583  $ 1,089,150  $ 2,555,548  $ 3,066,563

Expenses:
   Fees paid to First Variable Life
     Insurance Company:
         Risk and administrative
            charges                     2,281,170      135,461      432,735      209,175      422,962      181,787
                                     -----------------------------------------------------------------------------

Net investment income                  13,847,091      414,356    2,248,848      879,975    2,132,586    2,884,776

Realized and unrealized gain (loss)
  on investments:
     Realized gain on Variable
       Investors Series Trust
       shares redeemed                  8,899,088                 3,302,662      472,791    2,381,747      686,314
     Net unrealized appreciation
       (depreciation) on
       investments during the year     (1,368,372)                  219,193      222,004      635,135   (1,296,817)
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                7,530,716                 3,521,855      694,795    3,016,882     (610,503)
                                     -----------------------------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations  $ 21,377,807   $  414,356  $ 5,770,703  $ 1,574,770  $ 5,149,468  $ 2,274,273
                                     =============================================================================


                                        U.S.
                                     GOVERNMENT      WORLD      GROWTH &    SMALL CAP
                                        BOND        EQUITY       INCOME      GROWTH
                                      DIVISION     DIVISION     DIVISION    DIVISION
                                    ----------------------------------------------------
Investment income:
   Dividends                          $  498,552  $ 3,418,816  $ 1,670,966  $   597,266

Expenses:
   Fees paid to First Variable Life
     Insurance Company:
          Risk and administrative
             charges                     101,837      329,434      227,411      240,368
                                      -------------------------------------------------
Net investment income                    396,715    3,089,382    1,443,555      356,898

Realized and unrealized gain (loss)
  on investments:
     Realized gain on Variable
       Investors Series Trust
       shares redeemed                    15,441      978,969      585,338      475,826
     Net unrealized appreciation
       (depreciation) on
       investments during the year       115,355   (2,246,616)   1,514,112     (530,738)
                                      -------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                 130,796   (1,267,647)   2,099,450      (54,912)
                                      -------------------------------------------------
Net increase in contract owners'
   equity resulting from operations   $  527,511  $ 1,821,735  $ 3,543,005  $   301,986
                                      =================================================



See accompanying notes.

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E
                Statements of Changes in Contract Owners' Equity

                    Periods ended December 31, 1997 and 1996

                                                                   FEDERATED
                                                                  PRIME MONEY       CASH MANAGEMENT
                                              TOTAL                 FUND II             DIVISION
                                        1997           1996          1997(1)       1997           1996
                                     ---------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $ 13,847,091  $  6,267,369    $  414,356   $             $    344,963
                                     ---------------------------------------------------------------------
Realized gain (loss) on Variable
   Investors Series Trust shares
   redeemed                             8,899,088     8,170,635
Net unrealized depreciation
   (appreciation) on investments
   during the period                   (1,368,372)   (1,058,566)
                                     ---------------------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations    21,377,807    13,379,438       414,356             0        344,963

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale and transfer
   of accumulation units               29,757,747    34,399,440    12,489,583    (6,961,706)    10,564,557
Cost of accumulation units
   terminated and exchanged           (18,690,446)   (7,267,908)   (3,567,112)            0    (12,228,761)
                                     ---------------------------------------------------------------------
Increase (decrease) in contract
   owners' equity from contract
   owner transactions                  11,067,301    27,131,532     8,922,471    (6,961,706)    (1,664,204)
                                     ---------------------------------------------------------------------
Increase (decrease) in contract
   owners' equity                      32,445,108    40,510,970     9,336,827    (6,961,706)    (1,319,241)
Contract owners' equity at
   beginning of period                137,876,097    97,365,127             0     6,961,706      8,280,947
                                     ---------------------------------------------------------------------
Contract owners' equity at end of
   period                            $170,321,205  $137,876,097    $9,336,827   $         0   $  6,961,706
                                     =====================================================================



                                                 GROWTH                      HIGH INCOME             MULTIPLE STRATEGIES
                                                DIVISION                    BOND DIVISION                  DIVISION
                                           1997          1996            1997           1996          1997         1996
                                        ------------------------------------------------------------------------------------

OPERATIONS
Net investment income (loss)            $ 2,248,848   $ 1,228,358    $   879,975     $   631,296    $ 2,132,586  $ 2,634,292

Realized gain (loss) on Variable
   Investors Series Trust shares
   redeemed                               3,302,662     2,738,627        472,791         390,298      2,381,747    2,254,416
Net unrealized depreciation
   (appreciation) on investments
   during the period                        219,193       335,516        222,004          42,516        635,135   (1,259,021)
                                        ------------------------------------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations       5,770,703     4,302,501      1,574,770       1,064,110      5,149,468    3,629,687

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale and transfer
   of accumulation units                  4,963,450     3,593,917      2,901,716       2,454,662      3,127,507    3,358,539
Cost of accumulation units
   terminated and exchanged              (4,311,406)    2,067,637         82,682         804,489     (4,191,961)  (1,446,981)
                                        ------------------------------------------------------------------------------------
Increase (decrease) in contract
   owners' equity from contract
   owner transactions                       652,044     5,661,554      2,984,398       3,259,151     (1,064,454)   1,911,558
                                        ------------------------------------------------------------------------------------
Increase (decrease) in contract
   owners' equity                         6,422,747     9,964,055      4,559,168       4,323,261      4,085,014    5,541,245
Contract owners' equity at
   beginning of period                   25,912,575    15,948,520     11,898,205       7,574,944     27,155,462   21,614,217
                                        ------------------------------------------------------------------------------------
Contract owners' equity at end of
   period                               $32,335,322   $25,912,575    $16,457,373     $11,898,205    $31,240,476  $27,155,462
                                        ====================================================================================



(1) From commencement of operations, January 2, 1997

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

          Statements of Changes in Contract Owners' Equity (continued)



                    Periods ended December 31, 1997 and 1996


                                           MATRIX EQUITY             U.S. GOVERNMENT             WORLD EQUITY
                                              DIVISION                BOND DIVISION                DIVISION
                                         1997         1996         1997          1996         1997         1996
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $ 2,884,776  $   735,082  $   396,715  $   478,323   $ 3,089,382  $   313,885
Realized gain (loss) on Variable
   Investors Series Trust shares
   redeemed                              686,314      227,868       15,441      (80,014)      978,969    1,545,356
Net unrealized appreciation
   (depreciation) on investments
   during the period                  (1,296,817)    (600,941)     115,355     (320,136)   (2,246,616)      26,985
                                     -----------------------------------------------------------------------------
Net increase in contract owners'
   equity resulting from operations    2,274,273      362,009      527,511       78,173     1,821,735    1,886,226

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale and transfer
   of accumulation units               1,033,568    1,335,852      664,812      816,878     2,087,308    3,279,713
Cost of accumulation units
   terminated and exchanged           (2,700,078)  (2,515,452)  (1,034,432)  (1,357,965)   (2,919,066)   1,330,357
                                     -----------------------------------------------------------------------------
 (Decrease) increase in contract
   owners' equity from contract
   owner transactions                 (1,666,510)  (1,179,600)    (369,620)    (541,087)     (831,758)   4,610,070
                                     -----------------------------------------------------------------------------
Increase (decrease) in contract
   owners' equity                        607,763     (817,591)     157,891     (462,914)      989,977    6,496,296
Contract owners' equity at
   beginning of period                12,628,981   13,446,572    7,610,676    8,073,590    21,775,215   15,278,919
                                     -----------------------------------------------------------------------------
Contract owners' equity at end of
   period                            $13,236,744  $12,628,981  $ 7,768,567  $ 7,610,676   $22,765,192  $21,775,215
                                     =============================================================================

                     First Variable Life Insurance Company--
                          First Variable Annuity Fund E

          Statements of Changes in Contract Owners' Equity (continued)



                    Periods ended December 31, 1997 and 1996



                                                                    GROWTH &                       SMALL CAP GROWTH
                                                                 INCOME DIVISION                       DIVISION
                                                             1997              1996             1997              1996
                                                          ----------------------------------------------------------------
OPERATIONS
Net investment income (loss)                              $ 1,443,555       $   (14,266)     $   356,898       $   (84,564)

Realized gain (loss) on Variable Investors Series
   Trust shares redeemed                                      585,338           208,000          475,826           886,084
Net unrealized appreciation (depreciation) on
   investments during the period                            1,514,112           133,352         (530,738)          583,163
                                                          ----------------------------------------------------------------
Net increase in contract owners' equity resulting
   from operations                                          3,543,005           327,086          301,986         1,384,683

FROM CONTRACT OWNER TRANSACTIONS
Net proceeds from sale and transfer of accumulation
   units                                                    4,199,159         3,544,556        5,252,350         5,450,766
Cost of accumulation units terminated and exchanged         1,942,466         3,068,222       (1,991,539)        3,010,546
                                                          ----------------------------------------------------------------
 Increase (decrease) in contract owners' equity from
   contract owner transactions                              6,141,625         6,612,778        3,260,811         8,461,312
                                                          ----------------------------------------------------------------
Increase (decrease) in contract owners' equity              9,684,630         6,939,864        3,562,797         9,845,995
Contract owners' equity at beginning of period             10,274,799         3,334,935       13,658,478         3,812,483
                                                          ----------------------------------------------------------------

Contract owners' equity at end of period                  $19,959,429       $10,274,799      $17,221,275       $13,658,478
                                                          ================================================================


See accompanying notes.

                   First Variable Life Insurance Company--
                        First Variable Annuity Fund E
                        Notes to Financial Statements
                              December 31, 1997

1.  ORGANIZATION

First Variable Annuity Fund E (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Eight of the nine investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining investment division, formerly the Cash Management Division of the Trust, is invested in the Federated Prime Money Fund II (Federated), a portfolio of Federated Insurance Series Trust, an open end management investment company. First Variable Life liquidated its investment in the Cash Management Division on January 2, 1997. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

First Variable Life is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is a wholly-owned subsidiary of Irish Life, plc. (Irish
Life) of Dublin, Ireland. First Variable Life is domiciled in the State of Arkansas.

The assets of the Fund are not available to meet the general obligations of First Variable Life or ILoNA and are held for the exclusive benefit of the contract owners participating in the Fund.

During 1997, the Tilt Utility Division, the Common Stock Division and the Small Cap Division were renamed the Matrix Equity Division, the Growth Division and the Small Cap Growth Division, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENTS

The investments in shares of the Trust and Federated are stated at the net asset value per share of the respective portfolios of the Trust and Federated. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Trust and Federated are reinvested in additional shares of the Trust and Federated and are recorded as income by the Fund on the ex-dividend date.

FEDERAL INCOME TAXES

For federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

                   First Variable Life Insurance Company--
                        First Variable Annuity Fund E
                   Notes to Financial Statements (continued)


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  INVESTMENTS

The following table presents selected data for investments in each of the Portfolios of the Trust and Federated at December 31, 1997:

                                            NUMBER OF                              NET ASSET
                                             SHARES             COST                 VALUE
                                            -------------------------------------------------

Federated Prime Money Fund II               9,770,610       $   9,770,610      $    9,770,610
Growth Portfolio                              931,561          29,804,530          32,327,329
High Income Bond Portfolio                  1,692,156          16,256,299          16,447,907
Multiple Strategies Portfolio               2,207,044          30,620,573          31,246,423
Matrix Equity Portfolio                       927,053          13,803,283          13,234,079
U.S. Government Bond Portfolio                754,283           7,858,059           7,664,271
World Equity Portfolio                      1,613,971          23,841,255          22,731,833
Growth & Income Portfolio                   1,372,792          18,306,052          19,997,892
Small Cap Growth Portfolio                  1,099,591          17,005,249          17,129,464
                                                             --------------------------------

Totals                                                       $167,265,910        $170,549,808
                                                             ================================


                   First Variable Life Insurance Company--
                        First Variable Annuity Fund E
                   Notes to Financial Statements (continued)


4.  VARIABLE ANNUITY CONTRACT OWNERS' EQUITY

Variable annuity contract owners' equity at December 31, 1997 consists of the following:

                                                                      ACCUMULATION UNIT
                                                 ACCUMULATION UNITS        VALUE            EQUITY
                                                 ---------------------------------------------------
POLICY FORMS 7500.1, 7600.1, 7700 AND 7750
Federated Prime Money Fund II Division                 147,093             15.411        $ 2,271,265
Growth Division                                        215,323             33.180          7,144,422
High Income Bond Division                               74,227             25.666          1,905,106
Multiple Strategies Division                           247,419             29.142          7,210,174
Matrix Equity Division                                  82,498             31.478          2,596,877
U.S. Government Bond Division                          165,909             20.490          3,399,484
World Equity Division                                  147,145             19.575          2,880,366
Growth & Income Division                                37,311             15.748            587,580
Small Cap Growth Division                               26,117             16.207            423,282
                                                                                        ------------
Subtotal                                                                                  28,418,556

POLICY FORMS 7800 AND 20224
Federated Prime Money Fund II Division                 473,138             12.473          5,901,446
Growth Division                                        912,776             25.789         23,539,580
High Income Bond Division                              638,293             20.500         13,085,001
Multiple Strategies Division                           945,042             24.276         22,941,833
Matrix Equity Division                                 419,489             24.007         10,070,670
U.S. Government Bond Division                           21,356             16.677          3,658,196
World Equity Division                                1,075,464             17.632         18,962,586
Growth & Income Division                             1,090,951             15.687         17,113,746
Small Cap Growth Division                              950,578             16.145         15,347,075
                                                                                        ------------
Subtotal                                                                                 130,620,133



                   First Variable Life Insurance Company--
                        First Variable Annuity Fund E
                   Notes to Financial Statements (continued)

4. VARIABLE ANNUITY CONTRACT OWNERS' EQUITY (CONTINUED)

                                                               ACCUMULATION UNIT
                                          ACCUMULATION UNITS         VALUE             EQUITY
                                          -----------------------------------------------------
POLICY FORM 20230
Federated Prime Money Fund II Division             89,012            10.737        $    955,696
Growth Division                                   106,747            15.307           1,633,939
High Income Bond Division                         114,612            12.802           1,467,266
Multiple Strategies Division                       77,185            14.102           1,088,469
Matrix Equity Division                             43,262            13.157             569,197
U.S. Government Bond Division                      63,534            11.189             710,887
World Equity Division                              75,107            12.279             922,240
Growth & Income Division                          152,215            14.835           2,258,103
Small Cap Growth Division                         112,396            12.909           1,450,918
                                                                                   ------------

Subtotal                                                                             11,056,715
                                                                                   ------------

Total                                                                              $170,095,404
                                                                                   ============


5.  PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of Trust and Federated shares by the Fund during the year ended December 31, 1997 are shown below:

                                                                    PURCHASES           SALES
                                                                  ------------------------------

Federated Prime Money Fund II Portfolio                           $ 43,340,570      $ 40,543,123
Growth Portfolio                                                    16,166,022        13,273,239
High Income Bond Portfolio                                          12,889,027         9,034,988
Multiple Strategies Portfolio                                       12,747,892        11,675,350
Matrix Equity Portfolio                                              5,001,635         3,786,195
U.S. Government Bond Portfolio                                       2,224,927         2,302,372
World Equity Portfolio                                               9,908,153         7,685,634
Growth & Income Portfolio                                           10,933,908         3,311,117
Small Cap Growth Portfolio                                          12,808,151         9,279,273
                                                                  ------------------------------

Totals                                                            $126,020,285      $100,891,291
                                                                  ============      ============

                   First Variable Life Insurance Company--
                        First Variable Annuity Fund E
                   Notes to Financial Statements (continued)

6.  EXPENSES

First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.6% for mortality risks, 0.15% for distribution expense risks and .40% for administrative expense risks on policies issued prior to May 1, 1987 which were not exchanged from policy form 7500.1 to policy form 7600.1. First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.75% for mortality expense risks and 0.50% for administrative expense risks on policies issued after April 30, 1987 and on policies exchanged for policy form 7600.1. First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of 0.85% for mortality risks, 0.40% for expense risks and 0.15% for administrative charges on policies issued under policy forms 7800 and 20224. First Variable Life charges the Fund, based on the value of the Fund, at an annual value of 0.85% for mortality risks, 0.40% for expense risks and 0.25% for administrative charges on policies issued under policy form 20230. Total charges to the Fund for all the policy forms for the year ended December 31, 1997 was $2,281,170.

7.  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

8.  PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.

9.  YEAR 2000 ISSUES (UNAUDITED)

Like other investment funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems of First Variable Life and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. First Variable Life has completed an assessment of the Year 2000 impact on its systems, procedures, customers and business processes. At December 31, 1997, management of First Variable Life is satisfied that their main operating systems are Year 2000 compliant. First Variable Life is reviewing its general office systems and will be contacting its service providers during 1998. First Variable Life believes it will complete the Year 2000 project not later than December 31, 1998, which is prior to any anticipated impact on its operating systems.

The date on which First Variable Life believes it will complete the Year 2000 project is based on its management's best estimates. Although there can be no guarantee that these estimates will be achieved, its management does not at this time believe that actual results will differ materially from those anticipated. Specific factors that might cause such material differences would most likely result from First Variable Life's service providers.

                         REPORT OF INDEPENDENT AUDITORS



The Board of Directors and Stockholder
First Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of First Variable Life Insurance Company (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.



                                             /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 1998

                      First Variable Life Insurance Company

                           Consolidated Balance Sheets


                                                                       DECEMBER 31
                                                                 1997               1996
                                                              ------------------------------
ASSETS
Investments (Note 3):
  Fixed maturities-available-for-sale, at
    fair value (amortized cost:
    1997-$274,439,000; 1996-$278,305,000)                     $294,961,000      $294,195,000
  Option contracts                                               1,057,000            94,000
  Equity securities-available-for-sale, at
    fair value (cost: $684,000 in 1997 and 1996)                   825,000           691,000
  Policy loans                                                     267,000                --
                                                              ------------------------------
Total investments                                              297,110,000       294,980,000

Cash and cash equivalents                                        3,029,000         2,433,000
Accrued investment income                                        5,744,000         5,636,000
Deferred policy acquisition costs                                7,520,000         5,486,000
Value of insurance in force acquired (Note 4)                   16,939,000        19,494,000
Property and equipment, less allowances for depreciation
    of $773,000 in 1997 and $508,000 in 1996                       445,000           649,000
Goodwill, less accumulated amortization of $475,000
    in 1997 and $329,000 in 1996                                 2,448,000         2,594,000
Other assets                                                       732,000         2,273,000
Assets held in separate accounts                               219,807,000       176,306,000
                                                              ------------------------------


Total assets                                                  $553,774,000      $509,851,000
                                                              ==============================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits for annuity and life products        $233,988,000      $239,509,000
  Unearned revenue reserve                                         282,000            52,000
  Supplementary contracts without life contingencies            21,711,000        21,008,000
  Deferred income tax liability (Note 5)                         6,692,000         5,642,000
  Other liabilities                                              2,837,000           938,000
  Liabilities related to separate accounts                     219,807,000       176,306,000
                                                              ------------------------------
Total liabilities                                              485,317,000       443,455,000

Commitments and contingencies (Note 8)

Stockholder's equity:
  Capital stock, par value $1.00 per share-authorized
    3,500,000 shares, issued and outstanding
    2,500,000 shares                                             2,500,000         2,500,000
  Additional paid-in capital                                    53,104,000        53,104,000
  Net unrealized investment gains (Note 3)                       9,066,000         7,324,000
  Retained earnings                                              3,787,000         3,468,000
                                                              ------------------------------
Total stockholder's equity                                      68,457,000        66,396,000
                                                              ------------------------------

Total liabilities and stockholder's equity                    $553,774,000      $509,851,000
                                                              ==============================



See accompanying notes.

                      First Variable Life Insurance Company

                        Consolidated Statements of Income


                                                         YEAR ENDED DECEMBER 31
                                                  1997              1996               1995
                                               ---------------------------------------------
Revenues:
  Annuity and life product charges             $ 3,141,000      $ 2,408,000      $ 1,786,000
  Net investment income                         22,597,000       23,458,000       23,465,000
  Realized gains on investments                  1,227,000          972,000          900,000
  Other income                                   1,368,000        1,114,000          829,000
                                               ---------------------------------------------
Total revenues                                  28,333,000       27,952,000       26,980,000

Benefits and expenses:
  Annuity and life benefits                     14,856,000       16,336,000       16,694,000
  Underwriting, acquisition and insurance
     expenses                                    9,915,000        7,275,000        6,600,000
  Management fee paid to parent                    480,000          480,000          480,000
  Other expenses                                 2,610,000        1,421,000        1,269,000
                                               ---------------------------------------------
Total benefits and expenses                     27,861,000       25,512,000       25,043,000
                                               ---------------------------------------------
Income before income taxes                         472,000        2,440,000        1,937,000

Income taxes                                       153,000          836,000          666,000
                                               ---------------------------------------------

Net income                                     $   319,000      $ 1,604,000      $ 1,271,000
                                               =============================================



See accompanying notes.

                      First Variable Life Insurance Company

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          NET
                                                                       UNREALIZED
                                                      ADDITIONAL       INVESTMENT                           TOTAL
                                       CAPITAL         PAID-IN           GAINS            RETAINED       STOCKHOLDER'S
                                        STOCK          CAPITAL          (LOSSES)          EARNINGS          EQUITY
                                     ---------------------------------------------------------------------------------

Balance at January 1, 1995           $2,500,000      $48,104,000       $(3,308,000)      $   593,000       $47,889,000
     Contribution from parent                --        5,000,000                --                --         5,000,000
     Net income for 1995                     --               --                --         1,271,000         1,271,000
     Change in net unrealized
        investment gains/losses              --               --        16,497,000                --        16,497,000
                                     ---------------------------------------------------------------------------------
Balance at December 31, 1995          2,500,000       53,104,000        13,189,000         1,864,000        70,657,000
     Net income for 1996                     --               --                --         1,604,000         1,604,000
     Change in net unrealized
        investment gains/losses              --               --        (5,865,000)               --        (5,865,000)
                                     ---------------------------------------------------------------------------------
Balance at December 31, 1996          2,500,000       53,104,000         7,324,000         3,468,000        66,396,000
     Net income for 1997                     --               --                --           319,000           319,000
     Change in net unrealized
        investment gains/losses              --               --         1,742,000                --         1,742,000
                                     ---------------------------------------------------------------------------------
Balance at December 31, 1997         $2,500,000      $53,104,000       $ 9,066,000       $ 3,787,000       $68,457,000
                                     =================================================================================



See accompanying notes.

                      First Variable Life Insurance Company

                      Consolidated Statements of Cash Flows


                                                                       YEAR ENDED DECEMBER 31
                                                              1997              1996            1995
                                                         -----------------------------------------------

OPERATING ACTIVITIES
Net income                                               $    319,000      $  1,604,000     $  1,271,000
Adjustments to reconcile net income to net
  cash provided by operating activities:
      Adjustments related to interest-sensitive
         products:
            Annuity benefits                               14,856,000        16,336,000       16,694,000
            Annuity product charges                        (3,141,000)       (2,408,000)      (1,786,000)
  Realized gains on investments                            (1,227,000)         (972,000)        (900,000)
  Policy acquisition costs deferred                        (3,208,000)       (2,800,000)      (3,693,000)
  Amortization of deferred policy acquisition costs           594,000           360,000          132,000

  Provision for depreciation and other amortization           937,000           524,000          481,000

  Provision for deferred income taxes                         153,000           836,000          666,000
  Other                                                     3,560,000        (1,949,000)      (6,765,000)
                                                         -----------------------------------------------
Net cash provided by operating activities                  12,843,000        11,531,000        6,100,000

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities-available-for-sale                      24,657,000        21,770,000       19,378,000
  Equity securities                                                --                --        1,807,000
                                                         -----------------------------------------------
                                                           24,657,000        21,770,000       21,185,000

Acquisition of investments:
  Fixed maturities-available-for-sale                     (19,142,000)       (7,517,000)     (74,567,000)
  Equity securities                                                --                --       (1,500,000)
  Option contracts                                           (963,000)          (94,000)              --
                                                         -----------------------------------------------
                                                          (20,105,000)       (7,611,000)     (76,067,000)

Policy loans and other                                       (267,000)         (193,000)        (252,000)
                                                         -----------------------------------------------

Net cash provided (used) by investing activities            4,285,000        13,966,000      (55,134,000)



                    First Variable Life Insurance Company

                                                                        YEAR ENDED DECEMBER 31
                                                              1997               1996               1995
                                                          --------------------------------------------------

FINANCING ACTIVITIES
Receipts from interest-sensitive products credited
   to policyholder account balances                       $ 64,181,000       $ 58,175,000       $ 67,063,000
Return of policyholder account balances on
   interest-sensitive products                             (80,713,000)       (86,824,000)       (72,196,000)
Contribution from parent                                          --                 --            5,000,000
                                                          --------------------------------------------------
Net cash used in financing activities                      (16,532,000)       (28,649,000)          (133,000)
                                                          --------------------------------------------------

Net increase (decrease) in cash and cash equivalents           596,000         (3,152,000)       (49,167,000)

Cash and cash equivalents at beginning of year               2,433,000          5,585,000         54,752,000
                                                          --------------------------------------------------

Cash and cash equivalents at end of year                  $  3,029,000       $  2,433,000       $  5,585,000
                                                          ==================================================





See accompanying notes.

                    First Variable Life Insurance Company
                  Notes to Consolidated Financial Statements
                              December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF BUSINESS

First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly-owned subsidiary of Irish Life of North America, Inc. (ILoNA), which is owned by Irish Life, plc (Irish Life) of Dublin, Ireland. The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

CONSOLIDATION

The consolidated financial statements include the Company and its wholly-owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

INVESTMENTS

Fixed Maturities and Equity Securities

Fixed-maturity securities (bonds) may be categorized as "available-for-sale," "held for investment" or "trading." Fixed-maturity securities which may be sold are designated as "available-for-sale." Available-for-sale securities are reported at market value, and unrealized gains and losses on these securities are included directly in stockholder's equity, net of certain adjustments (see
Note 3). Fixed-maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held-for-investment." Held-for-investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Securities that are bought and held principally for the purpose of selling them in the near term are designated as "trading securities." Unrealized gains and losses on trading securities are included in current earnings. At December 31, 1997 and 1996, all of the Company's fixed-maturity securities are designated as available-for-sale, although the Company is not precluded from designating fixed-maturity securities as held-for-investment or trading at some future date.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)


1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Option contracts are carried at unamortized premium paid for the contract adjusted for increases in their intrinsic value from increases in the S&P 500 index.

Policy loans are carried at unpaid principal balances.

Premiums and discounts on investments are amortized/accrued using methods which result in a constant yield over the securities' expected lives.
Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity securities (common stocks) are designated as available for sale and are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments. If the Company expects that an issuer of a security will modify its payment pattern from contractual terms but no write-down is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

CASH AND CASH EQUIVALENTS

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)



1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILoNA. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the current unamortized balance at 7%.

For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

GOODWILL

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Goodwill is being amortized on a straight-line basis over a period of twenty years.

The carrying value of goodwill is regularly reviewed for indications of impairment in value which, in the view of management, are other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company assesses the fair value of the underlying business and reduces goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs during the periods ended December 31, 1997, 1996 or 1995.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)



1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 4.5% to 6.5% in 1997 and 1996, and 4.5% to 6.8% in 1995.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Approximately 42%, 68% and 49% of the direct business written (as measured by premiums received) during the periods ended December 31, 1997, 1996 and 1995, respectively, were written through three wholesalers. The Company's management believes that other broker/dealers could generate the same level of sales on comparable terms. Direct premiums are not concentrated in any geographical area.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued Statement No. 130, "Reporting Comprehensive Income" (SFAS 130), which is effective for years beginning after December 15, 1997. SFAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 will require that enterprises (a) classify items of other comprehensive income by their nature in a financial statement and (b) display the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of the balance sheet. SFAS 130 will not have any impact on the Company's consolidated results of operations, financial position or cash flows.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Fixed-Maturity Securities: Fair values for fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

       Option Contracts: The fair values for option contracts are based on settlement values, quoted market prices of comparable instruments and fees currently charged to enter into similar loans offered to borrowers with similar credit ratings. Similar characteristics are aggregated for the purposes of the calculations.

       Equity Securities: The fair values for equity securities are based on quoted market prices.

       Policy Loans and Other Loans Receivable: The Company has not determined the fair values associated with its policy loans and other loans receivable as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 1997, the interest rate related to the outstanding policy loans is 5%.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)


2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

       Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

       Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

       Future Policy Benefits for Annuity and Life Products and Supplementary Contracts Without Life Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the cost the Company would incur to extinguish the liability; i.e., the cash surrender value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 at December 31, 1997 and 1996:

                                                  1997                                      1996
                                     ------------------------------            ------------------------------
                                      CARRYING                                  CARRYING
                                        VALUE           FAIR VALUE                VALUE           FAIR VALUE
                                     -----------        -----------            -----------        -----------
ASSETS
Fixed maturities-
 available-for-sale                 $294,961,000       $294,961,000          $294,195,000        $294,195,000
Option contracts                       1,057,000          1,057,000                94,000              94,000
Equity securities                        825,000            825,000               691,000             691,000
Policy loans                             267,000            267,000                    --                  --
Cash and cash equivalents              3,029,000          3,029,000             2,433,000           2,433,000
Assets held in separate
 accounts                            219,807,000        219,807,000           176,306,000         176,306,000

LIABILITIES
Future policy benefits for
 annuity and life products           233,988,000        233,988,000            239,509,000        239,562,000
Supplementary contracts
 without life
 contingencies                        21,711,000         21,711,000             21,008,000         21,008,000
Liabilities related to
 separate accounts                   219,807,000        219,807,000            176,306,000        176,306,000


                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)


3. INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and market value information on fixed maturities (bonds) and equity securities (common stocks) at December 31, 1997 and 1996:

                                                                     GROSS          GROSS
                                                  AMORTIZED        UNREALIZED    UNREALIZED          ESTIMATED
                                                     COST             GAINS        LOSSES           MARKET VALUE
                                                 ---------------------------------------------------------------
DECEMBER 31, 1997
Fixed maturities-available-for-sale:
    United States Government and agencies:
       Mortgage and asset-backed securities      $ 24,133,000      $   730,000      $(283,000)      $ 24,580,000
       Other                                       23,546,000        1,391,000       (138,000)        24,799,000
    State, municipal and other governments          3,991,000          250,000           --            4,241,000
    Public utilities                               69,972,000        8,299,000       (303,000)        77,968,000
    Industrial and miscellaneous                  152,797,000       10,758,000       (182,000)       163,373,000
                                                 ---------------------------------------------------------------

Total fixed maturities-available-for-sale        $274,439,000      $21,428,000      $(906,000)      $294,961,000
                                                 ===============================================================

 Equity securities                               $    684,000      $   141,000      $    --         $    825,000
                                                 ===============================================================

DECEMBER 31, 1996
Fixed maturities-available-for-sale:
    United States Government and agencies:
       Mortgage and asset-backed securities      $ 25,641,000      $ 1,315,000      $(105,000)      $ 26,851,000
       Other                                       22,483,000        1,109,000        (20,000)        23,572,000
    State, municipal and other governments          3,994,000          270,000           --            4,264,000
    Public utilities                               81,053,000        6,224,000        (44,000)        87,233,000
    Industrial and miscellaneous                  145,134,000        7,406,000       (265,000)       152,275,000
                                                 ---------------------------------------------------------------

Total fixed maturities-available-for-sale        $278,305,000      $16,324,000      $(434,000)      $294,195,000
                                                 ===============================================================

Equity securities                                $    684,000      $     7,000      $    --         $    691,000
                                                 ===============================================================


                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

3. Investment Operations (continued)

The amortized cost and estimated market value of the Company's portfolio of fixed-maturity securities at December31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                    ESTIMATED
                                                                      MARKET
                                              AMORTIZED COST          VALUE
                                              -------------------------------

Due in one year or less                       $  4,969,000       $  4,999,000
Due after one year through five years           71,798,000         74,535,000
Due after five years through ten years          97,448,000        104,134,000
Due after ten years                             76,091,000         86,713,000
Mortgage and asset-backed securities            24,133,000         24,580,000
                                              -------------------------------
                                              $274,439,000       $294,961,000
                                              ===============================



The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as a separate component of stockholder's equity, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized and a provision for deferred income taxes. Net unrealized investment gains (losses) as reported were comprised of the following:


                                                                            DECEMBER 31
                                                                        1997           1996
                                                                     --------------------------
Unrealized appreciation on fixed-maturity and equity
   securities available-for-sale                                     $20,663,000    $15,897,000
Adjustments for assumed changes in amortization pattern of:
   Deferred policy acquisition costs                                  (1,780,000)    (1,200,000)
   Value of insurance in force acquired                               (5,157,000)    (3,600,000)
Provision for deferred income tax benefit                             (4,660,000)    (3,773,000)
                                                                     --------------------------

Net unrealized investment gains                                      $ 9,066,000    $ 7,324,000
                                                                     ==========================


                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS (CONTINUED)

NET INVESTMENT INCOME

Components of net investment income are as follows:


                                                           YEAR ENDED DECEMBER 31
                                                  1997            1996              1995
                                               ---------------------------------------------
Income from:
    Fixed maturities-available-for-sale        $22,183,000       $23,364,000       $22,635,000
Cash and cash equivalents                          225,000           288,000         1,051,000
Option contracts                                   474,000                --                --
                                                 ---------------------------------------------
                                                22,882,000        23,652,000        23,686,000

Less investment expenses                          (285,000)         (194,000)         (221,000)
                                               -----------------------------------------------

Net investment income                          $22,597,000       $23,458,000       $23,465,000
                                               ===============================================


REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                                           YEAR ENDED DECEMBER 31
                                                   1997             1996              1995
                                                 ---------------------------------------------
REALIZED
Fixed maturities-available-for-sale             $1,227,000      $    972,000       $   593,000
Equity securities                                       --                --           307,000
                                                ----------------------------------------------

Realized gains on investments                   $1,227,000      $    972,000       $   900,000

UNREALIZED
Fixed maturities-available-for-sale             $4,632,000      $(12,756,000)      $33,437,000
Equity securities                                  134,000           369,000          (133,000)
                                                ----------------------------------------------
Change in unrealized
  appreciation/depreciation of investments      $4,766,000      $(12,387,000)      $33,304,000
                                                ==============================================



                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS (CONTINUED)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio (all classified as available-for-sale) for the periods ended December 3l, 1997, 1996 and 1995 is as follows:

                                                               GROSS          GROSS
                                          AMORTIZED          REALIZED        REALIZED
                                             COST              GAINS          LOSSES            PROCEEDS
                                          ----------------------------------------------------------------
Year ended December 31, 1997
Scheduled principal repayments
 and calls                                $11,636,000        $ 447,000              --         $12,083,000
Sales                                      11,795,000          851,000       $ (72,000)         12,574,000
                                          ----------------------------------------------------------------

Total                                     $23,431,000       $1,298,000       $ (72,000)        $24,657,000
                                          ================================================================

Year ended December 31, 1996
Scheduled principal repayments
 and calls                                $13,416,000        $ 329,000        $ (8,000)        $13,737,000
Sales                                       7,382,000          715,000         (64,000)          8,033,000
                                          ----------------------------------------------------------------

Total                                     $20,798,000       $1,044,000       $ (72,000)        $21,770,000
                                          ================================================================

December 31, 1995
Scheduled principal repayments
 and ca!Is                                $ 6,448,000        $ 117,000       $ (38,000)        $ 6,527,000
Sales                                      12,337,000          635,000        (121,000)         12,851,000
                                          ----------------------------------------------------------------

Total                                     $18,785,000        $ 752,000       $(159,000)        $19,378,000
                                          ================================================================


Income taxes during the periods ended December 31, 1997, 1996 and 1995 include a provision of $416,000, $331,000 and $306,000, respectively, for the tax effect of realized gains.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

3. INVESTMENT OPERATIONS (CONTINUED)

OTHER

At December 31, 1997, fixed maturities with a carrying value of $8,281,000 were held on deposit with state agencies to meet regulatory requirements.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 3l, 1997.

The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index. The carrying value of the option contracts is based upon the unamortized premium paid for the contract adjusted for increases in its intrinsic value from increases in the S&P 500 index. The carrying value of these contracts was $1,057,000 and $94,000 at December 31, 1997 and 1996, respectively.

CONCENTRATIONS OF CREDIT RISK

The Company's investment in public utility bonds at December 31, 1997 represents 26% of total investments and 14% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company's investment policies and credit standards when purchased.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

4. VALUE OF INSURANCE IN FORCE ACQUIRED

The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the periods ended December 31, 1997 and 1996 is as follows:


                                                                 YEAR ENDED DECEMBER 31
                                                                 1997              1996
                                                             -----------------------------

Excluding impact on net unrealized investment gains
  and losses:
     Balance at beginning of period                          $23,094,000       $23,833,000
     Accretion of interest during the period                   1,582,000         1,642,000
     Amortization of asset                                    (2,580,000)       (2,381,000)
                                                             -----------------------------
Balance prior to impact of net unrealized investment
  gains and losses                                            22,096,000        23,094,000
Offset against net unrealized investment gains and
  losses                                                      (5,157,000)       (3,600,000)
                                                             -----------------------------

Balance at end of period                                     $16,939,000       $19,494,000
                                                             =============================


Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 1998-$1,113,000;
1999-$1,280,000; 2000-$1,430,000; 2001-$1,384,000 and 2002-$1,340,000.

5. FEDERAL INCOME TAXES

The Company and its subsidiaries each file separate federal income tax returns. Deferred income taxes have been established by the Company and its subsidiaries based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                            YEAR ENDED DECEMBER 31
                                                   1997              1996             1995
                                                ---------------------------------------------
Taxes provided in consolidated
   statements of income on income
   before income taxes-deferred                 $  153,000       $   836,000       $  666,000
                                                ---------------------------------------------
                                                   153,000           836,000          666,000
Taxes provided in consolidated
   statements of changes in
   stockholder's equity:
      Amounts attributable to change in
         net unrealized investment
         gains/losses during year-deferred         897,000        (3,022,000)       8,499,000
                                                ---------------------------------------------
                                                $1,050,000       $(2,186,000)      $9,165,000
                                                =============================================


The effective tax rate on income before income taxes is different from the prevailing federal income tax rate as follows:



                                                         YEAR ENDED DECEMBER 31
                                                   1997            1996          1995
                                                ------------------------------------------

Income before income taxes                      $ 472,000       $2,440,000      $1,937,000
                                                ==========================================

Income tax at federal statutory rate (34%)      $ 160,000       $  830,000      $  659,000
Tax effect (decrease) off:
Other                                              (7,000)           6,000           7,000
                                                ------------------------------------------

Income tax expense                              $ 153,000       $  836,000      $  666,000
                                                ==========================================

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 3l, 1997 and 1996 is as follows:

                                                       DECEMBER 31
                                                 1997               1996
                                             ------------------------------
Deferred tax assets:
   Future policy benefits                    $  1,969,000       $ 1,524,000
   Operating loss carryforwards                 2,590,000         2,245,000
   Other                                          124,000            20,000
                                             ------------------------------
                                                4,683,000         3,789,000

Deferred tax liabilities:
   Fixed-maturity and equity securities        (5,946,000)       (4,702,000)
   Deferred policy acquisition costs           (2,523,000)       (1,908,000)
   Value of insurance in force acquired        (2,533,000)       (2,453,000)
   Other                                         (373,000)         (368,000)
                                             ------------------------------
                                              (11,375,000)       (9,431,000)
                                             ------------------------------

Deferred income tax liability                $ (6,692,000)      $(5,642,000)
                                             ==============================


The Company has federal net operating loss carryforwards reportable on its federal tax return aggregating $7,619,000 at December 31, 1997 which expire from 2009 to 2012.

6. RETIREMENT AND COMPENSATION PLANS

Substantially all full-time employees of the Company are covered by a non-contributory defined benefit pension plan sponsored by ILoNA. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996, ILoNA adopted a nonqualified supplemental plan to provide benefits in excess of limitations established by the Internal Revenue Code. The Company records its required contributions as pension expense related to these plans. There were no material contributions to the plan during the periods ended December 31, 1997, 1996 or 1995.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

6. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

Employees of the Company also are eligible to participate in a contributory defined contribution plan sponsored by ILoNA which is qualified under section 401(k) of the Internal Revenue Code. The plan covers substantially all full-time employees of the Company. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $9,500 in 1997) to the plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors of ILoNA. Pension expense related to this plan was $37,000, $27,000 and $24,000 for the periods ended December 31, 1997, 1996 and 1995, respectively.

The Company also has certain other benefit and incentive plans. These plans are considered immaterial to the consolidated financial statements.

7. STOCKHOLDER'S EQUITY

STATUTORY LIMITATIONS ON DIVIDENDS

The ability of the Company to pay dividends to ILoNA is restricted because prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 1998, this annual limitation aggregates $3,360,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($34,900,000 at December 31, 1997) by which stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

STATUTORY ACCOUNTING POLICIES

The financial statements of the Company included herein differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is designated as available-for-sale and carried at fair value rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (c) future policy benefit reserves on certain annuity products are based on full account values, rather than

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

7. STOCKHOLDER'S EQUITY (CONTINUED)

discounting methodologies utilizing statutory interest rates; (d) deferred income taxes are provided for the differences between the financial statement and income tax bases of assets and liabilities; (e) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized as gains or losses in the consolidated statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (f) declines in the estimated realizable value of investments are charged to the consolidated statements of income for declines in value, when such declines in value are judged to be other than temporary rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (g) agents' balances and certain other assets designated as "nonadmitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for annuity products consist of policy charges for the cost of insurance, policy administration charges and surrender charges assessed rather than premiums received; (i) pension expense is recognized in accordance with SFAS No. 87, Employers' Accounting for Pensions, rather than in accordance with rules and regulations permitted by the Employee Retirement Income Security Act of 1974; (j) the financial statements of subsidiaries are consolidated with those of the Company and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net loss for the Company, as determined in accordance with statutory accounting practices, was $1,240,000, $1,507,000 and $1,460,000 for the years ended
December 31, 1997, 1996 and 1995, respectively. Total statutory capital and surplus was $33,556,000 at December 31, 1997 and $33,096,000 at December 31, 1996.

The National Association of Insurance Commissioners currently is in the process of codifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. That project, which is expected to be completed in 1998, will likely change, to some extent, statutory accounting practices. The codification may result in changes to the permitted or prescribed accounting practices that the Company uses to prepare its statutory-basis Financial statements.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

8. COMMITMENTS AND CONTINGENCIES

The Company leases its home office space and certain other equipment under operating leases which expire through 2001. During the periods ended
December 31, 1997, 1996 and 1995, rent expense totaled $228,000, $206,000 and
$419,000, respectively. At December 31, 1997, minimum rental payments due under all noncancelable operating leases with initial terms of one year or more are:

     Year ending December 31:

              1998                                                 $230,000
              1999                                                  238,000
              2000                                                  241,000
              2001                                                   61,000
                                                                   --------

                                                                   $770,000
                                                                   ========

The Company is involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. Management and its legal counsel do not believe any of these claims will result in a material loss to the Company.

Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. However, the economy and other factors have caused a number of failures of substantially larger companies since that time. At December 31, 1997 and 1996, the Company has accrued $0 and $180,000, respectively, for guaranty fund assessments based on its historical experience and information available from those making guaranty fund assessments.

9. RELOCATION OF COMPANY

In December 1997, management decided to relocate the operations of the Company from Boston to Illinois. As a result, at December 31, 1997, the Company accrued a liability of $1,200,000, which relates to benefits for involuntarily terminated employees, and certain other costs, including office and other lease cancellations and write-down of furniture and equipment. The relocation is expected to be completed by June 1998.

                    First Variable Life Insurance Company
            Notes to Consolidated Financial Statements (continued)

10. YEAR 2000 ISSUES (UNAUDITED)

Like other financial and business organizations around the world, the Company could be adversely affected if its computer systems and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company has completed an assessment of the Year 2000 impact on its systems, procedures, customers and business processes. At December 31, 1997, management is satisfied that their main operating systems are Year 2000 compliant. The Company is reviewing its general office systems and will be contacting its service providers during 1998. The Company believes it will complete the Year 2000 project not later than December 31, 1998, which is prior to any anticipated impact on its operating systems.

The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates. Although there can be no guarantee that these estimates will be achieved, management does not at this time believe that actual results will differ materially from those anticipated. Specific factors that might cause such material differences would most likely result from the Company's service providers.

                                     PART C

                          FIRST VARIABLE ANNUITY FUND E

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a)       Financial Statements

         The following financial statements of Fund E are contained in Part B hereof:

         1.       Report of Independent Auditors.

         2.       Statement of Assets, Liabilities and Contract Owners' Equity.

         3.       Statement of Operations.

         4.       Statements of Changes in Contract Owners' Equity.

         5.       Notes to Financial Statements.

         The following financial statements of the Company are included in Part B hereof:

         1.       Report of Independent Auditors.

         2.       Consolidated Balance Sheets.

         3.       Consolidated Statements of Income.

         4.       Consolidated Statements of Changes in Stockholder's Equity

         5.       Consolidated Statements of Cash Flows.

         6.       Notes to Consolidated Financial Statements.

 (b)     Exhibits


         1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account*


         2.       Not Applicable

         3(a).    Underwriting Agreement **
          (b).    Form of Broker-Dealer Agreement **
          (c).    Form of Sales Agreement #

PART C
ITEM 24 (continued)

         4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract*

         5.       Application for Variable Annuity*

         6(a).    Articles of Incorporation of First Variable Life Insurance
                  Company
          (b)     By-laws of First Variable Life Insurance Company **

         7.       Not Applicable

         8.       Form of Fund Participation Agreements#

         9(a). Consent of Arnold R. Bergman, Vice President, General Counsel and Secretary, First Variable Life Insurance Company*
          (b).    Consent of Blazzard, Grodd & Hasenauer*

         10.      Consent of Ernst & Young LLP, Independent Auditors*

         11.      Not Applicable

         12.      Not Applicable

         13.      Calculation of Performance Information*

         14.      Not Applicable

         15. Powers of Attorney ## - of the following individuals appointing John M. Soukup or Arnold R. Bergman their attorney-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

                  Ronald M. Butkiewicz   Shane W. Gleeson     Kenneth R. Meyer
                  Michael J. Corey..     T. David Kingston    Philip R. O'Connor
                  Michael R. Ferrari     Jeff S. Liebmann     Stephen Shone

         ---------------------

*        Filed herewith.

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company and Separate Account VL, as filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

# Incorporated by reference to Registrant's Registration Statement on Form N-4 as filed electronically with the Securities and Exchange Commission on September 14, 1996 (Registration No. 333-12197).

## Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to Form N-4, filed electronically with the Securities and Exchange Commission on April 29, 1996 (File No. 33-86738).

### Incorporated by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (Registration No. 333-19193).

PART C
ITEM 25. OFFICERS AND DIRECTORS OF DEPOSITOR

The following are the Officers and Directors of the Company.

Name and Principal                           Positions and Offices with the
Business Address                             Depositor
----------------                             ---------

Ronald M. Butkiewicz                         Chairman and Director
2211 York Road, Suite 202
Oak Brook, IL  60523


John M. Soukup                               President and Director
2122 York Road
Oak Brook, IL  60523


Michael J. Corey                             Director
401 East Host Drive
Lake Geneva, WI  53147

Michael R. Ferrari                           Director
25th & University Avenue
Des Moines, IA  50311


Shane W. Gleeson                             Director
2211 York Road
Oak Brook, IL  60523


Stephan Shone                                Director
Lower Abbey Street
Dublin 1, Ireland

T. David Kingston                            Director
Lower Abbey Street
Dublin 1, Ireland

Jeff S. Liebmann                             Director
1301 Avenue of the Americas
New York, NY  10019

Kenneth R. Meyer                             Director
200 South Wacker Drive, Suite 2100
Chicago, IL  60606

Philip R. O'Connor                           Director
111 West Washington, Suite 1247
Chicago, IL  60602

Norman A. Fair                               Director
2211 York Road, Suite 202
Oak Brook, IL  60523

Arnold R. Bergman                            Vice President, General Counsel and
2122 York Road                               Secretary
Oak Brook, IL  60523

Christopher Harden                       Vice President and Treasurer
2122 York Road
Oak Brook, IL  60523

Martin Sheerin                           Vice President and Chief Actuary
2122 York Road
Oak Brook, IL  60523

Thomas Gualdoni                          Vice President - Sales
2122 York Road
Oak Brook, IL  60523

Constance Graves                         Assistant Vice President and Assistant
10 Post Office Square                    Controller
Boston, MA  02109



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                         Corporate Organizational Chart

                       ---------------------------------
                       Irish Life of North America, Inc.
                                 Voting Trust*
                       ---------------------------------


                       ---------------------------------
                       Irish Life of North America, Inc.

                       ---------------------------------

         --------------------------------------------------------------------------------------------------------

------------------   --------------------- ----------------  -----------------   -------------------   -------------------
IAC Advisors, Inc.   Tri-Merica Securities    Inter-State    Guarantee Reserve   Financial Registray   First Variable Life
                          Corporation        Assurance Co.    Life Insurance      of America, Inc.      Insurance Company
                                                                  Company
------------------   --------------------- ----------------  -----------------   -------------------   -------------------

                                                                                                        ------------------
                                           ----------------  -----------------                  --------------    --------------
                                            Interre-Direct,   Best Direct Inc.                  First Variable    First Variable
                                                 Inc.                                               Capital          Advisory
                                           (50% Ownership)                                       Services Inc.    Services Corp.
                                           ---------------   -----------------                  --------------    --------------

* The beneficiaries of the Voting Trust are as follows:

     1. Irish Life International, B.V. a wholly owned subsidiary of Irish Life Overseas, Limited

     2. Irish Life Overseas, Limited a wholly owned subsidiary of Irish Life Assurance plc

     3. Irish Life Assurance plc, a wholly owned subsidiary of Irish Life plc, headquartered in Dublin, Ireland




 Note: An upstream company's ownership of a downstream company is 100% unless otherwise noted. Guarantee Reserve Life Insurance Company is owned by Irish Life of North America, Inc. (owns 16.11%) and GR Holding Co.,a wholly owned subsidiary of Irish Life of North America, Inc. (owns 83.89%).



ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 1998, there were 53 Qualified Contract Owners and 107 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Art and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

         First Variable Annuity Fund A
         Separate Account VL of First Variable Life Insurance Company

(b)      The following persons are directors and officers of FVCS:

Name and Principal Business Address       Positions and Offices with Underwriter
------------------------------------      --------------------------------------
Norman A. Fair                             Director
2211 York Road, Suite 202
Oak Brook, IL  60523


John M. Soukup                             President and Director
2122 York Road
Oak Brook, IL  60523



Arnold R. Bergman                          Secretary and Director
2122 York Road
Oak Brook, IL  60523



Thomas Gualdoni                            Vice President - Sales
2122 York Road
Oak Brook, IL  60523



Constance Graves                           Assistant Treasurer
10 Post Office Square
Boston, MA 02109





ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



Arnold R. Bergman, Secretary of the Company and Christopher Harden, Treasurer of the Company, who are located at 2122 York Road, Oak Brook, IL 60523, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written oral request.

(d) In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts, on this 27th day of April, 1998.




                         FIRST VARIABLE ANNUITY FUND E
                                   (Registrant)

                         By:   FIRST VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)


                               By:   s/John M. Soukup
                                     ----------------
                                     John M. Soukup, President

                         FIRST VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)


                         By:   s/John M. Soukup
                               ----------------
                               John M. Soukup, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 1998.



      SIGNATURE                             TITLE

/s/Ronald M. Butkiewicz*             Chairman & Director
-----------------------
Ronald M. Butkiewicz

/s/Michael J. Corey*                 Director
-----------------------
Michael J. Corey

/s/Michael R. Ferrari*               Director
-----------------------
Michael R. Ferrari

/s/Shane W. Gleeson*                 Director
-----------------------
Shane W. Gleeson


/s/John M. Soukup                    President and Director
-----------------------
John M. Soukup


/s/T. David Kingston*                Director
-----------------------
T. David Kingston

/s/Jeff S. Liebmann*                 Director
-----------------------
Jeff S. Liebmann

/s/Kenneth R. Meyer*                 Director
-----------------------
Kenneth R. Meyer

/s/Philip R. O'Connor*               Director
-----------------------
Philip R. O'Connor

/s/Stephen Shone*                    Director
-----------------------
Stephen Shone


/s/Norman A. Fair                    Director and Principal Accounting Officer
-----------------------
Norman A. Fair



                                     *By Power of Attorney

                                    /s/Arnold R. Bergman
                                    --------------------
                                       Arnold R. Bergman

                                INDEX TO EXHIBITS


EXHIBIT NO.

EX-99.B1 Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account


EX-99.B4          Individual Flexible Purchase Payment Deferred Variable Annuity


EX-99.B5          Application for Variable Annuity

EX-99.B9(a)       Consent of Arnold R. Bergman, Vice President, General Counsel
                  and Secretary, First Variable Life Insurance Company

EX-99.B9(b)       Consent of Blazzard, Grodd & Hasenauer, P.C.

EX-99.B10.        Consent of Ernst & Young LLP, Independent Auditors

EX-99.B13.        Calculation of Performance Information